UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2021

To Our Shareholders,

For the six months ended March 31, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli Equity Income Fund was 24.7% compared with a total return of 19.1% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2021.

Comparative Result

Average Annual Returns through March 31, 2021 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	Since Inception (01/02/92)
Class AAA (GABEX)	24.72%	56.77%	9.82%	8.85%	9.81%
S&P 500 Index (c)	19.07	56.35	16.29	13.91	10.21
Lipper Equity Income Fund Average (c)	22.54	47.83	11.75	10.53	8.75
Class A (GCAEX) (d)	24.71	56.84	9.82	8.85	9.81
With sales charge (e)	17.54	47.82	8.53	8.21	9.59
Class C (GCCEX) (d)	24.09	55.68	8.98	8.04	9.33
With contingent deferred sales charge (f)	23.09	54.68	8.98	8.04	9.33
Class I (GCIEX) (d)	24.95	57.25	10.10	9.13	9.94

(a)	The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The Fund’s fiscal year ends September 30.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Inception performance is as of December 31, 1991. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares, and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 28, 2021, the expense ratios for Class AAA, A, C, and I Shares are 1.48%, 1.48%, 2.23%, and 1.23%, respectively. See page 10 for the expense ratios for the six months ended March 31, 2021. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, and Class C Shares is 5.75%, and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Gabelli Equity Income Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2020 through March 31, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,247.20	1.43%	$ 8.01
Class A	$1,000.00	$1,247.10	1.43%	$ 8.01
Class C	$1,000.00	$1,240.90	2.18%	$12.18
Class I	$1,000.00	$1,249.50	1.18%	$ 6.62
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.80	1.43%	$ 7.19
Class A	$1,000.00	$1,017.80	1.43%	$ 7.19
Class C	$1,000.00	$1,014.06	2.18%	$10.95
Class I	$1,000.00	$1,019.05	1.18%	$ 5.94

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2021:

The Gabelli Equity Income Fund

Food and Beverage	16.4%
Financial Services	15.8%
Consumer Products	7.0%
Diversified Industrial	5.8%
Retail	4.7%
Health Care	4.5%
Telecommunications	4.5%
Equipment and Supplies	4.4%
Business Services	4.1%
Automotive: Parts and Accessories	4.0%
Machinery	4.0%
Entertainment	2.5%
Electronics	2.2%
Energy and Utilities: Oil	2.1%
Building and Construction	2.1%
Metals and Mining	2.1%
Computer Software and Services.	1.9%
Energy and Utilities: Natural Gas	1.7%
Transportation	1.6%
Computer Hardware	1.6%
Specialty Chemicals	1.1%
Cable and Satellite	0.9%
Real Estate	0.7%
Agriculture	0.6%
Aerospace	0.6%
Energy and Utilities: Services	0.5%
Energy and Utilities: Integrated	0.5%
Energy and Utilities: Electric	0.5%
Communications Equipment	0.3%
Broadcasting	0.3%
Environmental Services	0.2%
Energy and Utilities: Water	0.2%
Hotels and Gaming	0.2%
Automotive	0.2%
Consumer Services	0.1%
Paper and Forest Products	0.1%
Wireless Communications	0.0%*
Publishing	0.0%*
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Equity Income Fund
Schedule of Investments— March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 100.0% Aerospace — 0.6%
2,000	Lockheed Martin Corp.	$47,350	$739,000
9,500	Rockwell Automation Inc.	285,402	2,521,680
		332,752	3,260,680
	Agriculture — 0.6%
59,000	Archer-Daniels-Midland Co.	1,519,516	3,363,000
12,000	The Mosaic Co.	186,246	379,320
		1,705,762	3,742,320
	Automotive — 0.2%
10,000	PACCAR Inc.	386,268	929,200
	Automotive: Parts and Accessories— 4.0%
76,000	Dana Inc.	1,193,901	1,849,080
191,500	Genuine Parts Co.(a)	8,484,339	22,135,485
		9,678,240	23,984,565

	Broadcasting — 0.3%
40,000	Liberty Global plc, Cl. A†	894,029	1,026,400
10,000	Liberty Global plc, Cl. C†	216,949	255,400
34,500	MSG Networks Inc., Cl. A†	128,602	518,880
		1,239,580	1,800,680

	Building and Construction — 2.1%
30,000	Carrier Global Corp.	254,819	1,266,600
49,000	Fortune Brands Home &
	Security Inc.	492,256	4,695,180
35,500	Herc Holdings Inc.†	1,112,593	3,597,215
50,000	Johnson Controls
	International plc	879,939	2,983,500
		2,739,607	12,542,495

	Business Services — 4.1%
14,000	Automatic Data Processing Inc.	633,248	2,638,580
34,000	Mastercard Inc., Cl. A	559,361	12,105,700
2,400	MSC Industrial Direct Co. Inc., Cl. A	165,490	216,456
32,000	Pentair plc	622,795	1,994,240
21,000	S&P Global Inc.	895,452	7,410,270
		2,876,346	24,365,246
	Cable and Satellite — 0.9%
134,000	DISH Network Corp., Cl. A†	2,404,558	4,850,800
16,000	EchoStar Corp., Cl. A†	389,202	384,000
		2,793,760	5,234,800

	Communications Equipment — 0.3%
42,000	Corning Inc.	481,575	1,827,420
	Computer Hardware — 1.6%
48,000	Apple Inc.	878,884	5,863,200
Shares		Cost	Market Value
25,000	International Business Machines Corp.	$2,042,464	$3,331,500
		2,921,348	9,194,700
	Computer Software and Services — 1.9%
95,000	Hewlett Packard Enterprise Co.	543,304	1,495,300
42,000	Microsoft Corp.	1,173,480	9,902,340
		1,716,784	11,397,640
	Consumer Products — 7.0%
11,000	Altria Group Inc.	92,672	562,760
6,000	Edgewell Personal Care Co.	182,805	237,600
53,000	Energizer Holdings Inc.	1,441,783	2,515,380
30,000	Essity AB, Cl. A	529,907	948,079
1,000	National Presto Industries Inc.	30,628	102,070
34,500	Reckitt Benckiser Group plc	1,023,563	3,090,559
405,000	Swedish Match AB	5,061,232	31,617,402
42,000	Unilever plc, ADR	838,099	2,344,860
		9,200,689	41,418,710
	Consumer Services — 0.1%
1,600	Allegion plc	19,252	200,992
16,000	Rollins Inc.	15,908	550,720
		35,160	751,712
	Diversified Industrial — 5.8%
78,000	Crane Co.	2,384,873	7,324,980
36,000	Eaton Corp. plc	1,330,537	4,978,080
1,700	Honeywell International Inc.	36,448	369,019
8,824	Ingersoll Rand Inc.†	46,675	434,229
48,000	ITT Inc.	961,318	4,363,680
31,000	Jardine Matheson Holdings Ltd.	1,528,820	2,027,090
150,000	Jardine Strategic Holdings Ltd.	3,461,391	4,953,000
22,000	nVent Electric plc	230,823	614,020
109,000	Textron Inc.	848,582	6,112,720
154,000	Toray Industries Inc.	1,030,505	990,969
9,500	Trane Technologies plc	155,306	1,572,820
23,000	Trinity Industries Inc.	302,107	655,270
		12,317,385	34,395,877
	Electronics — 2.2%
15,000	Sony Group Corp.	403,011	1,570,783
32,000	Sony Group Corp., ADR	724,495	3,392,320
50,000	TE Connectivity Ltd.	1,653,991	6,455,500
10,000	Texas Instruments Inc.	147,000	1,889,900
		2,928,497	13,308,503
	Energy and Utilities: Electric — 0.5%
7,500	Avangrid Inc.	210,171	373,575
22,000	Korea Electric Power Corp., ADR†	262,972	225,720
8,000	Portland General Electric Co.	334,816	379,760

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued) Energy and Utilities: Electric (Continued)
63,000	The AES Corp.	$291,918	$1,689,030
		1,099,877	2,668,085
	Energy and Utilities: Integrated — 0.5%
50,000	Energy Transfer LP	66,924	384,000
21,000	Eni SpA	220,487	258,432
6,500	Iberdrola SA, ADR	98,020	336,102
58,000	OGE Energy Corp.	773,496	1,876,880
		1,158,927	2,855,414
	Energy and Utilities: Natural Gas — 1.7%
108,000	National Fuel Gas Co.	4,793,408	5,398,920
11,500	ONE Gas Inc.	48,202	884,465
60,500	ONEOK Inc.	30,168	3,064,930
7,500	Southwest Gas Holdings Inc.	153,948	515,325
		5,025,726	9,863,640
	Energy and Utilities: Oil — 2.1%
50,000	Chevron Corp.	1,865,111	5,239,500
7,000	ConocoPhillips	128,274	370,790
7,747	Devon Energy Corp.	78,701	169,272
12,000	Exxon Mobil Corp.	312,521	669,960
61,500	Hess Corp.	2,961,809	4,351,740
18,000	Marathon Petroleum Corp.	234,717	962,820
6,000	Royal Dutch Shell plc, Cl. A, ADR	242,018	235,260
15,000	TOTAL SE, ADR	252,772	698,100
		6,075,923	12,697,442
	Energy and Utilities: Services — 0.5%
130,000	Halliburton Co.	2,925,492	2,789,800
8,000	Schlumberger NV	161,590	217,520
		3,087,082	3,007,320
	Energy and Utilities: Water — 0.2%
5,000	Essential Utilities Inc.	36,851	223,750
25,000	Severn Trent plc	637,468	794,763
		674,319	1,018,513
	Entertainment — 2.5%
28,000	Grupo Televisa SAB, ADR†	249,704	248,080
1,000	Madison Square Garden Entertainment Corp.†	16,681	81,800
1,000	Madison Square Garden Sports Corp.†	39,524	179,460
304,000	ViacomCBS Inc., Cl. A	7,563,088	14,339,680
		7,868,997	14,849,020
	Environmental Services — 0.2%
10,500	Republic Services Inc.	386,010	1,043,175
2,500	Waste Management Inc.	72,276	322,550
		458,286	1,365,725
Shares		Cost	Market Value
	Equipment and Supplies — 4.4%
8,500	A.O. Smith Corp.	$22,649	$574,685
14,000	Danaher Corp.	406,841	3,151,120
160,000	Flowserve Corp.	1,998,089	6,209,600
52,000	Graco Inc.	884,335	3,724,240
18,500	Minerals Technologies Inc.	703,572	1,393,420
155,000	Mueller Industries Inc.	2,929,910	6,409,250
15,200	Parker-Hannifin Corp.	814,541	4,794,536
		7,759,937	26,256,851
	Financial Services — 15.8%
2,700	Alleghany Corp.†	399,634	1,690,983
20,000	AllianceBernstein Holding LP	98,414	799,800
29,000	American Express Co.(a)	435,290	4,101,760
20,500	Ameris Bancorp	217,542	1,076,455
6,000	Argo Group International Holdings Ltd.	110,474	301,920
5,195	Banco Santander Chile, ADR	29,250	128,992
145,000	Bank of America Corp.	938,097	5,610,050
12,500	BNP Paribas SA†	534,851	760,496
42,000	Interactive Brokers Group Inc., CI. A	625,837	3,067,680
15,000	Jefferies Financial Group Inc.	263,160	451,500
13,200	JPMorgan Chase & Co.	256,154	2,009,436
56,000	Julius Baer Group Ltd.	1,816,954	3,581,061
23,000	Kinnevik AB, Cl. A	550,008	1,190,366
75,000	Loews Corp.	2,830,762	3,846,000
15,200	M&T Bank Corp.	1,300,083	2,304,472
22,000	Marsh & McLennan Cos. Inc.	616,355	2,679,600
12,000	Morgan Stanley	549,368	931,920
8,500	Popular Inc.	148,460	597,720
70,000	SLM Corp.	342,586	1,257,900
125,000	State Street Corp.	5,702,036	10,501,250
265,000	Sterling Bancorp	2,828,809	6,100,300
6,400	T. Rowe Price Group Inc.	127,634	1,098,240
307,000	The Bank of New York Mellon Corp.(a)	7,744,038	14,518,030
17,700	The Goldman Sachs Group Inc.	2,159,241	5,787,900
78,000	The PNC Financial Services Group Inc.(a)	4,096,535	13,681,980
53,000	Valley National Bancorp	331,250	728,220
120,000	Wells Fargo & Co.	3,393,460	4,688,400
		38,446,282	93,492,431
	Food and Beverage — 16.4%
1,000	Anheuser-Busch InBev SA/NV	15,876	63,033
227,500	Brown-Forman Corp., Cl. A	3,878,105	14,484,925
34,000	Campbell Soup Co.	1,061,533	1,709,180
72,000	Coca-Cola Amatil Ltd., ADR	230,481	742,320
19,000	Coca-Cola European Partners plc	427,500	991,040

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued) Food and Beverage (Continued)
10,000	Coca-Cola Femsa SAB de CV, ADR	$340,563	$462,000
6,000	Constellation Brands Inc., Cl. A	74,420	1,368,000
45,000	Danone SA	1,889,188	3,087,133
75,000	Davide Campari-Milano NV	252,028	840,122
49,500	Diageo plc, ADR	3,063,927	8,128,395
86,000	Fomento Economico Mexicano SAB de CV, ADR	2,055,532	6,478,380
1,000	General Mills Inc.	26,640	61,320
1,880,000	Grupo Bimbo SAB de CV, Cl. A	1,505,754	3,945,889
93,000	Heineken NV	4,417,436	9,555,934
138,500	ITO EN Ltd.	2,503,543	8,493,249
21,500	Kellogg Co.	1,125,039	1,360,950
4,000	McCormick & Co. Inc., Cl. V	137,120	356,480
31,500	McCormick & Co. Inc., Non-Voting	680,896	2,808,540
37,000	Mondelēz International Inc., Cl. A	666,521	2,165,610
34,000	Nestlé SA	696,743	3,789,409
56,000	Nissin Foods Holdings Co. Ltd.	1,726,649	4,152,269
35,000	PepsiCo Inc.	2,349,455	4,950,750
26,000	Pernod Ricard SA	2,544,089	4,879,956
38,500	Remy Cointreau SA	2,106,466	7,110,960
32,000	Sapporo Holdings Ltd.	710,589	662,687
10,000	The Coca-Cola Co.	208,400	527,100
1,000	The Hershey Co.	36,300	158,160
50,000	The Kraft Heinz Co.	1,403,471	2,000,000
32,000	Yakult Honsha Co. Ltd.	799,840	1,618,424
		36,934,104	96,952,215
	Health Care — 4.5%
5,500	Abbott Laboratories	126,068	659,120
3,000	AbbVie Inc.	74,560	324,660
4,000	Alcon Inc.†	133,378	280,720
75,000	Baxter International Inc.	1,657,103	6,325,500
4,400	Bio-Rad Laboratories Inc., Cl. A†	432,651	2,513,148
94,000	Bristol-Myers Squibb Co.	2,264,836	5,934,220
70,000	Demant A/S†	677,525	2,965,199
8,000	GlaxoSmithKline plc, ADR	327,365	285,520
32,000	Henry Schein Inc.†	324,916	2,215,680
16,000	Merck & Co. Inc.	296,127	1,233,440
15,000	Novartis AG, ADR	731,566	1,282,200
20,000	Pfizer Inc.	320,152	724,600
45,000	Roche Holding AG, ADR	826,666	1,825,200
2,400	Zimmer Biomet Holdings Inc.	162,539	384,192
		8,355,452	26,953,399
	Hotels and Gaming — 0.2%
21,000	MGM Resorts International	253,359	797,790
Shares		Cost	Market Value
1,500	Wynn Resorts Ltd.†	$71,983	$188,055
		325,342	985,845
	Machinery — 4.0%
6,000	Caterpillar Inc.	35,181	1,391,220
54,000	Deere & Co.	1,855,977	20,203,560
10,000	Otis Worldwide Corp.	369,540	684,500
11,000	Xylem Inc.	335,144	1,156,980
		2,595,842	23,436,260
	Metals and Mining — 2.1%
117,000	Freeport-McMoRan Inc.†	1,337,301	3,852,810
140,000	Newmont Corp.	3,329,662	8,437,800
		4,666,963	12,290,610
	Paper and Forest Products — 0.1%
23,000	Svenska Cellulosa AB SCA, Cl. A†	94,735	409,781
	Publishing — 0.0%
3,000	Value Line Inc.	41,976	84,570

	Real Estate Investment Trusts — 0.7%
9,285	Indus Realty Trust Inc.	237,685	558,586
100,000	Weyerhaeuser Co.	1,566,956	3,560,000
		1,804,641	4,118,586

	Retail — 4.7%
14,000	Cie Financiere Richemont SA, Cl. A	470,500	1,344,083
30,000	Copart Inc.†	264,751	3,258,300
11,000	Costco Wholesale Corp.	514,650	3,877,280
92,000	CVS Health Corp.	3,063,886	6,921,160
68,000	Ingles Markets Inc., Cl. A	1,067,481	4,192,200
76,000	Seven & i Holdings Co. Ltd.	2,269,992	3,063,337
5,800	The Home Depot Inc.	160,264	1,770,450
58,000	Walgreens Boots Alliance Inc.	1,738,806	3,184,200
1,000	Walmart Inc.	43,340	135,830
4,500	Weis Markets Inc.	135,216	254,340
		9,728,886	28,001,180
	Specialty Chemicals — 1.1%
3,500	Albemarle Corp.	34,885	511,385
2,500	Ashland Global Holdings Inc.	58,813	221,925
66,000	Ferro Corp.†	116,767	1,112,760
8,000	FMC Corp.	161,197	884,880
46,000	H.B. Fuller Co.	950,216	2,893,860
2,000	NewMarket Corp.	7,719	760,320
600	Quaker Chemical Corp.	6,478	146,262
		1,336,075	6,531,392
	Telecommunications — 4.5%
112,000	BCE Inc.	2,139,395	5,055,680
190,000	Deutsche Telekom AG, ADR	2,540,248	3,845,600

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued) Telecommunications (Continued)
15,500	Loral Space & Communications Inc.	$427,407	$583,885
12,000	Orange SA, ADR	138,547	147,960
12,000	Proximus SA	296,509	261,184
40,000	Telefonica SA, ADR	152,795	181,200
135,000	Telephone and Data Systems Inc.	3,611,457	3,099,600
94,000	TELUS Corp.	713,431	1,873,420
198,000	Verizon Communications Inc.(a)	6,963,713	11,513,700
		16,983,502	26,562,229
	Transportation — 1.6%
103,000	GATX Corp.	3,216,710	9,552,220
	Wireless Communications — 0.0%
80,000	BT Group plc, Cl. A†	222,654	170,726
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	91,562	93,400
		314,216	264,126
	TOTAL COMMON STOCKS	209,407,553	592,371,402
Shares		Cost	Market Value
	WARRANTS — 0.0% Energy and Utilities: Oil — 0.0%
1,250	Occidental Petroleum Corp., expire 08/03/27†	$6,187	$14,887
	Retail — 0.0%
28,000	Cie Financiere Richemont SA, expire 11/22/23†	0	10,665
	TOTAL WARRANTS	6,187	25,552
	TOTAL INVESTMENTS — 100.0%	$209,413,740	592,396,954
	Other Assets and Liabilities (Net ) — 0.0%		107,061
	NET ASSETS — 100.0%		$592,504,015

(a)	Securities, or a portion thereof, with a value of $32,926,900 were deposited with Pershing LLC.

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Statement of Assets and Liabilities March 31, 2021 (Unaudited)
Assets:
Investments, at value (cost $209,413,740)	$592,396,954
Foreign currency, at value (cost $11,363)	11,243
Cash	12,848
Deposit at brokers	586,943
Receivable for investments sold	1,099,553
Receivable for Fund shares sold	745,017
Dividends receivable	1,444,168
Prepaid expenses	40,994
Total Assets	596,337,720
Liabilities:
Line of credit payable	2,155,000
Payable for Fund shares redeemed	747,704
Payable for investment advisory fees	508,143
Payable for distribution fees	132,367
Payable for accounting fees	7,500
Other accrued expenses	282,991
Total Liabilities	3,833,705
Net Assets
(applicable to 52,581,879 shares outstanding)	$592,504,015
Net Assets Consist of:
Paid-in capital	$192,897,296
Total distributable earnings	399,606,719
Net Assets	$592,504,015
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($303,939,374 ÷ 25,622,336 shares outstanding; 150,000,000 shares authorized)	$11.86
Class A:
Net Asset Value and redemption price per share ($92,322,630 ÷ 7,884,872 shares outstanding; 50,000,000 shares authorized)	$11.71
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.42
Class C:
Net Asset Value and offering price per share ($55,483,799 ÷ 8,464,930 shares outstanding; 50,000,000 shares authorized)	$6.55	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($140,758,212 ÷ 10,609,741 shares outstanding; 50,000,000 shares authorized)	$13.27

(a)	Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended March 31, 2021 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $100,580)	$5,124,847
Interest	703
Total Investment Income	5,125,550
Expenses:
Investment advisory fees	2,811,769
Distribution fees - Class AAA	364,028
Distribution fees - Class A	101,659
Distribution fees - Class C	275,228
Shareholder services fees	220,534
Shareholder communication expenses	76,666
Custodian fees	59,604
Registration expenses	32,320
Legal and audit fees	29,432
Accounting fees	22,500
Directors’ fees	22,267
Interest expense	17,389
Miscellaneous expenses	28,040
Total Expenses	4,061,436
Less:
Expenses paid indirectly by broker (See Note 6)	(2,554)
Net Expenses	4,058,882
Net Investment Income	1,066,668
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	51,181,777
Net realized gain on securities sold short	291,686
Net realized gain on foreign currency transactions	1,486
Net realized gain on investments and foreign currency transactions	51,474,949
Net change in unrealized appreciation/depreciation:
on investments	70,940,338
on foreign currency translations	(6,871)
Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	70,933,467
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	122,408,416
Net Increase in Net Assets Resulting from Operations	$123,475,084

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2021(Unaudited)	Year Ended September 30, 2020
Operations:
Net investment income	$1,066,668	$4,517,675
Net realized gain on investments, securities sold short, and foreign currency transactions	51,474,949	137,694,507
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	70,933,467	(141,908,799)
Net Increase in Net Assets Resulting from Operations	123,475,084	303,383
Distributions to Shareholders:
Accumulated earnings
Class AAA	(15,668,716)*	(60,530,136)
Class A	(4,482,168)*	(14,287,953)
Class C	(5,211,622)*	(19,964,287)
Class I	(6,500,189)*	(29,113,541)
	(31,862,695)	(123,895,917)

Return of capital
Class AAA	—	(22,602,669)
Class A	—	(6,706,415)
Class C	—	(6,207,826)
Class I	—	(8,566,767)
	—	(44,083,677)
Total Distributions to Shareholders	(31,862,695)	(167,979,594)

Capital Share Transactions:
Class AAA	(17,572,667)	(21,606,608)
Class A	10,058,102	16,928,786
Class C	(4,814,879)	(20,000,786)
Class I	(13,468,297)	(40,684,434)
Net Decrease in Net Assets from Capital Share Transactions	(25,797,741)	(65,363,042)

Redemption Fees	103	1,452
Net Increase/(Decrease) in Net Assets	65,814,751	(233,037,801)
Net Assets:
Beginning of year	526,689,264	759,727,065
End of period	$592,504,015	$526,689,264

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:
		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return †	Net Assets End of period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2021(e)	$10.04	$0.02		$2.40	$2.42	$(0.50)*	$(0.10)*	—	$(0.60)	$0.00	$11.86	24.72%	$303,939	0.39	%(f)	1.43	%(f)	1%
2020	13.61	0.10	(g)	(0.02)	0.08	(0.11)	(2.39)	$(1.15)	(3.65)	0.00	10.04	0.93	272,980	0.75	(g)	1.45		0	(h)
2019	19.09	0.13		(0.38)	(0.25)	(0.15)	(3.72)	(1.36)	(5.23)	0.00	13.61	(1.09)	377,589	0.76		1.45		1
2018	22.84	0.19		1.34	1.53	(0.20)	(3.68)	(1.40)	(5.28)	0.00	19.09	6.77	521,485	0.82		1.40		0	(h)
2017	24.06	0.24		2.97	3.21	(0.25)	(3.33)	(0.85)	(4.43)	0.00	22.84	13.91	662,696	0.97		1.39		1
2016	25.08	0.26		2.72	2.98	(0.26)	(2.35)	(1.39)	(4.00)	0.00	24.06	11.31	833,154	0.99		1.39		1
Class A
2021(e)	$9.92	$0.02		$2.37	$2.39	$(0.50)*	$(0.10)*	—	$(0.60)	$0.00	$11.71	24.71%	$92,323	0.39	%(f)	1.43	%(f)	1%
2020	13.49	0.10	(g)	(0.02)	0.08	(0.11)	(2.39)	$(1.15)	(3.65)	0.00	9.92	0.95	69,201	0.75	(g)	1.45		0	(h)
2019	18.97	0.13		(0.38)	(0.25)	(0.15)	(3.72)	(1.36)	(5.23)	0.00	13.49	(1.08)	72,778	0.76		1.45		1
2018	22.73	0.19		1.33	1.52	(0.20)	(3.68)	(1.40)	(5.28)	0.00	18.97	6.76	86,332	0.82		1.40		0	(h)
2017	23.96	0.24		2.96	3.20	(0.25)	(3.33)	(0.85)	(4.43)	0.00	22.73	13.92	115,702	0.96		1.39		1
2016	24.99	0.26		2.71	2.97	(0.26)	(2.35)	(1.39)	(4.00)	0.00	23.96	11.31	160,593	0.99		1.39		1
Class C
2021(e)	$5.81	$(0.01)		$1.35	$1.34	$(0.50)*	$(0.10)*	—	$(0.60)	$0.00	$6.55	24.09%	$55,484	(0.36	%)(f)	2.18	%(f)	1%
2020	9.48	0.00	(b)(g)	(0.02)	(0.02)	(0.06)	(2.39)	$(1.20)	(3.65)	0.00	5.81	0.27	53,605	0.00	(g)(i)	2.20		0	(h)
2019	15.03	(0.00	)(b)	(0.32)	(0.32)	(0.05)	(3.72)	(1.46)	(5.23)	0.00	9.48	(1.87)	100,467	(0.00	)(i)	2.20		1
2018	19.17	0.01		1.13	1.14	(0.07)	(3.68)	(1.53)	(5.28)	0.00	15.03	6.02	176,167	0.07		2.15		0	(h)
2017	20.99	0.05		2.56	2.61	(0.10)	(3.33)	(1.00)	(4.43)	0.00	19.17	13.04	246,690	0.22		2.14		1
2016	22.48	0.06		2.45	2.51	(0.09)	(2.35)	(1.56)	(4.00)	0.00	20.99	10.51	306,349	0.24		2.14		1
Class I
2021(e)	$11.15	$0.04		$2.68	$2.72	$(0.50)*	$(0.10)*	—	$(0.60)	$0.00	$13.27	24.95%	$140,758	0.64	%(f)	1.18	%(f)	1%
2020	14.68	0.14	(g)	(0.02)	0.12	(0.14)	(2.39)	$(1.12)	(3.65)	0.00	11.15	1.14	130,903	1.00	(g)	1.20		0	(h)
2019	20.13	0.19		(0.41)	(0.22)	(0.19)	(3.72)	(1.32)	(5.23)	0.00	14.68	(0.86)	208,893	1.00		1.20		1
2018	23.75	0.26		1.40	1.66	(0.26)	(3.68)	(1.34)	(5.28)	0.00	20.13	7.07	357,812	1.08		1.15		0	(h)
2017	24.80	0.31		3.07	3.38	(0.31)	(3.33)	(0.79)	(4.43)	0.00	23.75	14.19	443,912	1.21		1.14		1
2016	25.68	0.33		2.79	3.12	(0.32)	(2.35)	(1.33)	(4.00)	0.00	24.80	11.59	484,305	1.24		1.14		1

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund incurred interest expense during the six months ended March 31, 2021 and the fiscal years ended September 30, 2020, 2019, 2018, and 2017. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.42%, 1.42%, 1.40%, 1.39%, and 1.38% (Class AAA and Class A), 2.17%, 2.17%, 2.15%, 2.14%, and 2.13% (Class C), and 1.17%, 1.17%, 1.15%, 1.14%, and 1.13% (Class I), respectively. For the fiscal year ended September 30, 2016 the effect of interest expense was minimal.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2021 and the fiscal years ended September 30, 2020, 2019, 2018, 2017, and 2016, there was no impact on the expense ratios.

(e)	For the six months ended March 31, 2021, unaudited.

(f)	Annualized.

(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.09 (Class AAA and Class A), $(0.01) (Class C), and $0.13 (Class I), respectively, and the net investment income (loss) ratio would have been 0.68% (Class AAA and Class A), (0.07)% (Class C), and 0.93% (Class I), respectively.

(h)	Amount represents less than 0.5%.

(i)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Equity Income Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 updates in these financial statements.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

11

The Gabelli Equity Income Fund Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 3/31/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks: (a)	$592,371,402	$592,371,402
Warrants (a)	25,552	25,552
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$592,396,954	$592,396,954

(a)  Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers into or out of Level 3 during the six months ended March 31, 2021.

12

The Gabelli Equity Income Fund Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. The Net realized gain on securities sold short, if any, is included on the Statement of Operations. At March 31, 2021, there were no short sales.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade

13

The Gabelli Equity Income Fund Notes to Financial Statements (Unaudited) (Continued)

date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to the earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal

14

The Gabelli Equity Income Fund Notes to Financial Statements (Unaudited) (Continued)

income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2020 was as follows:

Distributions paid from:
Ordinariy income	$5,482,409
Net long term capital gains	136,799,128
Return of capital	44,083,677
Total distributions paid*	$186,365,214

*  Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$211,306,142	$383,898,135	$(2,807,323)	$381,090,812

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2021, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the

15

The Gabelli Equity Income Fund Notes to Financial Statements (Unaudited) (Continued)

prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2021, other than short term securities and U.S. Government obligations, aggregated $5,825,026 and $78,623,749, respectively.

6.  Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2021, the Fund paid $6,609 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $17,480 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,554.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2021, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2021, there was $2,155,000 outstanding under the line of credit.

16

The Gabelli Equity Income Fund Notes to Financial Statements (Unaudited) (Continued)

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2021 was $1,802,049 with a weighted average interest rate of 1.34%. The maximum amount borrowed at any time during the six months ended March 31, 2021 was $18,892,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2021 and the fiscal year ended September 30, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	395,690	$4,413,014	517,283	$6,576,297
Shares issued upon reinvestment of distributions	1,384,531	15,221,372	7,517,054	80,737,011
Shares redeemed	(3,348,448)	(37,207,053)	(8,582,075)	(108,919,916)
Net decrease	(1,568,227)	$(17,572,667)	(547,738)	$(21,606,608)
Class A
Shares sold	1,748,114	$19,182,904	2,531,411	$32,538,086
Shares issued upon reinvestment of distributions	380,184	4,144,735	1,830,657	19,372,951
Shares redeemed	(1,221,601)	(13,269,537)	(2,778,776)	(34,982,251)
Net increase	906,697	$10,058,102	1,583,292	$16,928,786
Class C
Shares sold	985,600	$6,236,656	1,439,486	$12,895,728
Shares issued upon reinvestment of distributions	828,035	5,129,437	3,855,885	25,043,742
Shares redeemed	(2,582,612)	(16,180,972)	(6,657,072)	(57,940,256)
Net decrease	(768,977)	$(4,814,879)	(1,361,701)	$(20,000,786)
Class I
Shares sold	671,561	$8,452,896	1,325,390	$18,231,196
Shares issued upon reinvestment of distributions	523,736	6,419,061	3,055,726	36,304,618
Shares redeemed	(2,323,689)	(28,340,254)	(6,873,418)	(95,220,248)
Net decrease	(1,128,392)	$(13,468,297)	(2,492,302)	$(40,684,434)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

17

The Gabelli Equity Income Fund Notes to Financial Statements (Unaudited) (Continued)

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

The Gabelli Equity Income Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2021, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2020) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional equity income funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Equity Income Index. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one year period, the third quartile for the three year period, and the fourth quartile for the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one year period and the fourth quintile for the three year and five year periods. The Independent Board Members discussed the reasons for the Fund’s underperformance and the steps the Adviser was taking to improve the Fund’s performance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of nineteen other equity income funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with,

19

The Gabelli Equity Income Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members noted the reasons for the Fund’s underperformance and the steps the Adviser was taking to improve performance and indicated that they would continue to evaluate the Fund. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

20

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI EQUITY INCOME FUND

One Corporate Center
Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc. THE GABELLI EQUITY INCOME FUND One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM
Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS Mario J. Gabelli, CFA	Salvatore J. Zizza
Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
GAMCO Investors, Inc. Executive Chairman,	OFFICERS
Associated Capital Group, Inc.	Bruce N. Alpert
President
Elizabeth C. Bogan
Senior Lecturer,	John C. Ball
Princeton University	Treasurer

Anthony J. Colavita	Peter Goldstein
President,	Secretary
Anthony J. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Vincent D. Enright
Former Senior Vice	DISTRIBUTOR
President and Chief	G.distributors, LLC
Financial Officer,
KeySpan Corp.
CUSTODIAN
John D. Gabelli	State Street Bank and Trust
Senior Vice President,	Company
G.research, LLC
TRANSFER AGENT AND
Robert J. Morrissey	DIVIDEND DISBURSING AGENT
Partner, Morrissey, Hawkins & Lynch	DST Asset Manager Solutions, Inc.

Kuni Nakamura	LEGAL COUNSEL
President,	Skadden, Arps, Slate, Meagher &
Advanced Polymer, Inc.	Flom LLP

Anthonie C. van Ekris Chairman, BALMAC International, Inc.
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q121SR

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2021

To Our Shareholders,

For the six months ended March 31, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli Small Cap Growth Fund was 37.7% compared with a total return of 55.3% for the Standard & Poor’s (S&P) SmallCap 600 Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

 Comparative Results

Average Annual Returns through March 31, 2021 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (10/22/91)
Class AAA (GABSX)	37.71%	79.50%	12.27%	10.22%	9.16%	12.36%
S&P SmallCap 600 Index (c)	55.26	95.33	15.60	12.97	9.78	N/A
Lipper Small-Cap Core Funds Average (d)	50.98	91.51	14.45	10.86	8.53	N/A
Class A (GCASX) (e)	37.73	79.51	12.27	10.22	9.16	12.36
With sales charge (f)	29.81	69.19	10.94	9.57	8.73	12.13
Class C (GCCSX) (e)	37.21	78.21	11.43	9.40	8.35	11.87
With contingent deferred sales charge (g)	36.21	77.21	11.43	9.40	8.35	11.87
Class I (GACIX) (e)	37.90	79.97	12.55	10.50	9.41	12.48

(a)	The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The Fund’s fiscal year ends September 30.

(c)	The S&P SmallCap 600 Index is an unmanaged indicator which measures the performance of the small-cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. The inception date of the index is December 31, 1994.

(d)	The Lipper Small-Cap Core Funds Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The inception date of the index is December 31, 1991.

(e)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares, and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(f)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(g)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 28, 2021, the expense ratios for Class AAA, A, C, and I Shares are 1.44%, 1.44%, 2.19%, and 1.19%, respectively. See page 10 for the expense ratios for the six months ended March 31, 2021. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares, and Class C Shares is 5.75% and 1.00%, respectively.

Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Small Cap Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2020 through March 31, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,377.10	1.39%	$ 8.24
Class A	$1,000.00	$1,377.30	1.39%	$ 8.24
Class C	$1,000.00	$1,372.10	2.14%	$12.66
Class I	$1,000.00	$1,379.00	1.14%	$ 6.76
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.39%	$ 6.99
Class A	$1,000.00	$1,018.00	1.39%	$ 6.99
Class C	$1,000.00	$1,014.26	2.14%	$10.75
Class I	$1,000.00	$1,019.25	1.14%	$ 5.74

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2021:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	15.0%
Diversified Industrial	10.9%
Building and Construction	6.7%
Food and Beverage	6.4%
Retail	5.4%
Health Care	5.2%
Hotels and Gaming	4.5%
Financial Services	4.3%
Automotive: Parts and Accessories	4.3%
Specialty Chemicals	3.5%
Aviation: Parts and Services	3.5%
Business Services	3.2%
Machinery	3.0%
Consumer Products	2.6%
Real Estate	2.5%
Energy and Utilities	2.3%
Computer Software and Services	2.0%
Electronics	2.0%
Broadcasting	2.0%
Transportation	1.9%
Entertainment	1.4%
Manufactured Housing and Recreational Vehicles	1.3%
Aerospace	1.1%
Consumer Services	1.0%
Telecommunications	0.9%
Publishing	0.9%
Cable	0.7%
Environmental Services	0.4%
Home Furnishings	0.4%
Automotive	0.2%
Closed-End Funds	0.2%
Miscellaneous Investments	0.2%
Wireless Communications	0.1%
Communications Equipment	0.1%
Metals and Mining	0.0%*
Agriculture	0.0%*
Other Assets and Liabilities (Net)	(0.1)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund
Summary Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* — 99.5%
	Aerospace — 1.1%
451,000	Aerojet Rocketdyne Holdings Inc.	$1,589,054	$21,178,960
60,000	Various Securities	794,550	1,279,400
		2,383,604	22,458,360
	Agriculture — 0.0%
30,000	Various Securities	417,194	430,080
	Automotive — 0.2%
104,200	Various Securities	631,404	4,079,704
	Automotive: Parts and Accessories — 4.1%
1,110,000	Dana Inc.	9,031,850	27,006,300
848,000	Freni Brembo SpA†	1,568,167	10,561,055
244,000	Strattec Security Corp.†(a)	4,677,938	11,443,600
1,235,422	Various Securities	7,955,684	30,500,493
		23,233,639	79,511,448
	Aviation: Parts and Services — 3.5%
679,600	Kaman Corp.	10,234,048	34,856,684
3,000,000	Signature Aviation plc†	6,849,866	16,721,039
236,200	Various Securities	3,016,154	16,864,440
		20,100,068	68,442,163
	Broadcasting — 2.0%
2,144,002	Various Securities	12,698,399	38,326,867
	Building and Construction — 6.7%
359,500	Herc Holdings Inc.†	11,968,511	36,428,135
390,000	Lennar Corp., Cl. B	9,481,128	32,112,600
2,700	NVR Inc.†	1,908,453	12,719,511
834,160	Various Securities	10,969,051	48,965,439
		34,327,143	130,225,685
	Business Services — 3.2%
199,000	IAA Inc.†	1,619,256	10,972,860
350,000	The Interpublic Group of Companies Inc.	1,483,114	10,220,000
1,640,000	Trans-Lux Corp.†(a)	1,615,044	557,600
36,100	United Rentals Inc.†	224,528	11,888,091
1,610,000	Various Securities	10,449,863	28,281,286
		15,391,805	61,919,837
	Cable — 0.7%
468,500	Various Securities	7,216,332	12,811,470
	Communications Equipment — 0.1%
242,000	Various Securities	1,610,888	1,442,320
	Computer Software and Services — 2.0%
38,000	Rockwell Automation Inc.	893,367	10,086,720
38,000	Tyler Technologies Inc.†	76,025	16,132,140
705,500	Various Securities	4,206,775	12,987,600
		5,176,167	39,206,460
	Consumer Products — 2.6%
1,219,500	Various Securities	13,451,382	50,141,728
Shares		Cost	Market Value
	Consumer Services — 1.0%
412,000	Rollins Inc.	$395,943	$14,181,040
321,000	Various Securities	1,468,383	5,262,500
		1,864,326	19,443,540
	Diversified Industrial — 10.9%
359,000	Crane Co.	7,725,236	33,713,690
1,378,000	Griffon Corp.	15,500,530	37,440,260
922,000	Myers Industries Inc.	12,671,530	18,218,720
342,500	Textron Inc.	2,079,106	19,207,400
2,770,487	Various Securities	45,934,604	104,544,391
		83,911,006	213,124,461
	Electronics — 2.0%
138,500	Badger Meter Inc.	1,768,846	12,890,195
214,000	Bel Fuse Inc., Cl. A(a)	4,054,114	3,826,320
478,000	CTS Corp.	4,119,033	14,846,680
263,000	Various Securities	2,117,528	7,180,360
		12,059,521	38,743,555
	Energy and Utilities — 2.3%
2,542,000	Various Securities	13,026,558	45,013,157
	Entertainment — 1.4%
685,000	Various Securities	8,574,892	27,366,890
	Environmental Services — 0.4%
108,000	Various Securities	895,263	8,070,920
	Equipment and Supplies — 15.0%
414,000	AMETEK Inc.	704,459	52,880,220
138,500	Crown Holdings Inc.	559,314	13,440,040
174,000	Franklin Electric Co. Inc.	679,384	13,735,560
472,000	Graco Inc.	2,839,862	33,804,640
686,000	Mueller Industries Inc.	18,074,327	28,366,100
173,000	Tennant Co.	2,935,527	13,820,970
772,500	The Gorman-Rupp Co.	12,121,295	25,577,475
61,000	The Middleby Corp.†	700,167	10,110,750
2,344,003	Various Securities	20,710,511	101,012,310
		59,324,846	292,748,065
	Financial Services — 4.3%
721,000	KKR & Co. Inc.	3,052,031	35,220,850
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	3,000
2,803,120	Various Securities	28,293,316	49,559,579
		31,346,720	84,783,429
	Food and Beverage — 6.4%
200,000	Chr. Hansen Holding A/S†	8,325,007	18,173,649
267,000	Kikkoman Corp.	1,859,850	15,890,991
700,000	Maple Leaf Foods Inc.	12,211,478	15,958,463
5,639,851	Various Securities	25,609,154	74,554,301
		48,005,489	124,577,404
	Health Care — 5.2%
421,000	Cutera Inc.†	5,548,403	12,651,050

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Summary Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* (Continued)
	Health Care (Continued)
166,500	Globus Medical Inc., Cl. A†	$3,773,762	$10,268,055
79,000	Quidel Corp.†	350,658	10,106,470
1,078,800	Various Securities	16,339,049	69,423,054
		26,011,872	102,448,629
	Home Furnishings — 0.4%
258,500	Various Securities	3,152,168	7,659,585
	Hotels and Gaming — 4.5%
119,000	Churchill Downs Inc.	1,101,132	27,062,980
308,000	Ryman Hospitality Properties Inc., REIT†	6,096,603	23,873,080
7,686,048	Various Securities	15,715,445	36,730,988
		22,913,180	87,667,048
	Machinery — 3.0%
343,000	Astec Industries Inc.	12,002,722	25,869,060
1,427,000	CNH Industrial NV†	4,242,733	22,318,280
455,300	Various Securities	6,529,199	11,519,304
		22,774,654	59,706,644
	Manufactured Housing and Recreational Vehicles — 1.3%
71,000	Cavco Industries Inc.†	1,418,150	16,018,310
209,000	Various Securities	1,887,271	10,159,440
		3,305,421	26,177,750
	Metals and Mining — 0.0%
142,000	Various Securities	571,901	897,508
	Publishing — 0.9%
800,000	The E.W. Scripps Co., Cl. A	4,292,464	15,416,000
59,700	Various Securities	1,309,652	2,919,168
		5,602,116	18,335,168
	Real Estate — 2.5%
263,306	Indus Realty Trust Inc., REIT	5,140,301	15,840,489
443,000	The St. Joe Co.	6,959,912	19,004,700
444,267	Various Securities	6,099,577	13,947,637
		18,199,790	48,792,826
	Retail — 5.4%
129,000	AutoNation Inc.†	2,094,018	12,025,380
525,000	Ingles Markets Inc., Cl. A	7,841,951	32,366,250
351,000	Rush Enterprises Inc., Cl. B	2,518,485	15,826,590
754,775	Various Securities	8,329,675	44,643,020
		20,784,129	104,861,240
	Specialty Chemicals — 3.5%
1,697,000	Ferro Corp.†	8,260,323	28,611,420
278,000	H.B. Fuller Co.	3,451,731	17,488,980
606,446	Various Securities	7,670,753	23,085,657
		19,382,807	69,186,057
	Telecommunications — 0.9%
1,412,612	Various Securities	6,397,868	18,458,747
Shares		Cost	Market Value
	Transportation — 1.9%
384,000	GATX Corp.	$10,993,602	$35,612,160
109,653	Various Securities	884,110	906,891
		11,877,712	36,519,051
	Wireless Communications — 0.1%
51,000	Various Securities	1,965,959	1,860,480
	TOTAL COMMON STOCKS	558,586,223	1,945,438,276
	CLOSED-END FUNDS* — 0.2%
207,266	Various Securities	3,198,981	4,036,354

	PREFERRED STOCKS* — 0.2%
	Automotive: Parts and Accessories — 0.2%
105,000	Various Securities	718,782	5,048,474
	RIGHTS* — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2	2

	WARRANTS* — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(b)	0	652
	Diversified Industrial — 0.0%
140,000	Various Securities	95,648	184,800
	TOTAL WARRANTS	95,648	185,452
	TOTAL MISCELLANEOUS INVESTMENTS — 0.2%(c)	2,485,938	3,243,476
	TOTAL INVESTMENTS — 100.1%	$565,085,574	1,957,952,034

	Other Assets and Liabilities (Net) — (0.1)%		(2,201,196)

	NET ASSETS — 100.0%		$1,955,750,838

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Summary Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, and affiliated or Level 3 securities, if any.

*	“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or level 3 securities, if any, as of March 31, 2021. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.
(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security is valued under procedures adopted by the Board of Trustees and is classified as Level 3 in the fair value hierarchy.

(c)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

REIT	Real Estate Investment Trust

CVR	Contingent Value Right

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $554,738,478)	$1,942,124,514
Investments in affiliates, at value (cost $10,347,096)	15,827,520
Foreign currency, at value (cost $110,918)	111,410
Cash	430
Receivable for investments sold	2,885,330
Receivable for Fund shares sold	717,091
Dividends and interest receivable	1,497,763
Prepaid expenses	79,913
Total Assets	1,963,243,971
Liabilities:
Line of credit payable	2,371,000
Payable for Fund shares redeemed	1,599,069
Payable for investments purchased	744,412
Payable for investment advisory fees	1,661,975
Payable for distribution fees	326,595
Payable for accounting fees	7,500
Other accrued expenses	782,582
Total Liabilities	7,493,133
Net Assets (applicable to 40,612,324 shares outstanding)	$1,955,750,838
Net Assets Consist of:
Paid-in capital	$429,758,102
Total distributable earnings	1,525,992,736
Net Assets	$1,955,750,838
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,082,765,431 ÷ 22,528,423shares outstanding; 150,000,000 shares authorized)	$48.06
Class A:
Net Asset Value and redemption price per share ($134,485,694 ÷ 2,801,021 shares outstanding; 50,000,000 shares authorized)	$48.01
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$50.94
Class C:
Net Asset Value and offering price per share ($77,114,656 ÷ 2,040,619 shares outstanding; 50,000,000 shares authorized)	$37.79	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($661,385,057 ÷ 13,242,261 shares outstanding; 50,000,000 shares authorized)	$49.95

(a) Redemption price varies based on the length of time held.

Statement of Operations
For the Six Months Ended March 31, 2021 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $90,268)	$17,028,610
Dividends - affiliated	25,800
Interest	480
Total Investment Income	17,054,890
Expenses:
Investment advisory fees	9,136,704
Distribution fees - Class AAA	1,259,920
Distribution fees - Class A	151,925
Distribution fees - Class C	395,013
Shareholder services fees	752,368
Shareholder communication expenses	196,883
Custodian fees	103,335
Directors’ fees	70,999
Interest expense	56,746
Registration expenses	37,666
Legal and audit fees	29,210
Accounting fees	22,500
Miscellaneous expenses	59,056
Total Expenses	12,272,325
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(67,647)
Expenses paid indirectly by broker (See Note 6)	(7,686)
Total Reductions	(75,333)
Net Expenses	12,196,992
Net Investment Income	4,857,898
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	175,992,759
Net realized loss on investments - affiliated	(70,850)
Net realized gain on foreign currency transactions	2,614
Net realized gain on investments and foreign currency transactions	175,924,523
Net change in unrealized appreciation/depreciation:
on investments	387,163,182
on affiliates	8,417,098
on foreign currency translations	(4,268)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	395,576,012
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	571,500,535
Net Increase in Net Assets Resulting from Operations	$576,358,433

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Operations:
Net investment income	$4,857,898	$2,602,287
Net realized gain on investments and foreign currency transactions	175,924,523	421,208,660
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	395,576,012	(501,380,754)
Net Increase/(Decrease) in Net Assets Resulting from Operations	576,358,433	(77,569,807)
Distributions to Shareholders:
Class AAA	(191,595,179)	(225,788,690)
Class A	(22,004,092)	(32,301,744)
Class C	(18,595,632)	(27,339,966)
Class I	(114,398,478)	(154,155,709)
Total Distributions to Shareholders	(346,593,381)	(439,586,109)

Capital Share Transactions:
Class AAA	73,208,512	(95,842,744)
Class A	7,452,263	(23,192,192)
Class C	(4,834,230)	(33,587,375)
Class I	11,272,013	(137,549,435)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	87,098,558	(290,171,746)

Redemption Fees	1,719	5,069
Net Increase/(Decrease) in Net Assets	316,865,329	(807,322,593)
Net Assets:
Beginning of year	1,638,885,509	2,446,208,102
End of period	$1,955,750,838	$1,638,885,509

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratio to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)		Operating Expenses (d)(e)		Portfolio Turnover Rate
Class AAA
2021(f)	$43.30	$0.11	$14.21	$14.32	—	$(9.56)	$(9.56)	$0.00	$48.06	37.71%	$1,082,765	0.48	%(g)	1.40	%(g)(h)	1%
2020	53.92	0.04	(0.63)	(0.59)	$(0.07)	(9.96)	(10.03)	0.00	43.30	(2.08)	884,341	0.08		1.41	(h)	0 (i)
2019	59.61	0.03	(3.50)	(3.47)	(0.09)	(2.13)	(2.22)	0.00	53.92	(5.72)	1,243,608	0.06		1.39	(h)	1
2018	58.63	0.09	4.01	4.10	—	(3.12)	(3.12)	0.00	59.61	7.21	1,711,850	0.16		1.36		3
2017	50.13	0.02	10.47	10.49	—	(1.99)	(1.99)	0.00	58.63	21.56	1,882,823	0.04		1.38		4
2016	45.47	0.02	6.36	6.38	—	(1.72)	(1.72)	0.00	50.13	14.26	1,779,333	0.05		1.39	(j)	4
Class A
2021(f)	$43.26	$0.11	$14.20	$14.31	—	$(9.56)	$(9.56)	$0.00	$48.01	37.73%	$134,486	0.47	%(g)	1.40	%(g)(h)	1%
2020	53.89	0.05	(0.64)	(0.59)	$(0.08)	(9.96)	(10.04)	0.00	43.26	(2.08)	110,975	0.11		1.41	(h)	0 (i)
2019	59.58	0.03	(3.50)	(3.47)	(0.09)	(2.13)	(2.22)	0.00	53.89	(5.73)	170,189	0.06		1.39	(h)	1
2018	58.60	0.09	4.01	4.10	—	(3.12)	(3.12)	0.00	59.58	7.21	208,947	0.16		1.36		3
2017	50.11	0.01	10.47	10.48	—	(1.99)	(1.99)	0.00	58.60	21.55	229,282	0.02		1.38		4
2016	45.45	0.02	6.36	6.38	—	(1.72)	(1.72)	0.00	50.11	14.26	270,163	0.05		1.39	(j)	4
Class C
2021(f)	$35.95	$(0.05)	$11.45	$11.40	—	$(9.56)	$(9.56)	$0.00	$37.79	37.21%	$77,115	(0.28)	%(g)	2.15	%(g)(h)	1%
2020	46.63	(0.24)	(0.48)	(0.72)	—	(9.96)	(9.96)	0.00	35.95	(2.80)	75,505	(0.65)		2.16	(h)	0 (i)
2019	52.16	(0.32)	(3.08)	(3.40)	—	(2.13)	(2.13)	0.00	46.63	(6.44)	141,522	(0.69)		2.14	(h)	1
2018	52.05	(0.30)	3.53	3.23	—	(3.12)	(3.12)	0.00	52.16	6.41	215,939	(0.59)		2.11		3
2017	45.04	(0.34)	9.34	9.00	—	(1.99)	(1.99)	0.00	52.05	20.65	233,786	(0.71)		2.13		4
2016	41.31	(0.30)	5.75	5.45	—	(1.72)	(1.72)	0.00	45.04	13.41	227,464	(0.70)		2.14	(j)	4
Class I
2021(f)	$44.62	$0.17	$14.72	$14.89	—	$(9.56)	$(9.56)	$0.00	$49.95	37.90%	$661,385	0.72	%(g)	1.15	%(g)(h)	1%
2020	55.29	0.15	(0.64)	(0.49)	$(0.22)	(9.96)	(10.18)	0.00	44.62	(1.83)	568,065	0.34		1.16	(h)	0 (i)
2019	61.09	0.17	(3.59)	(3.42)	(0.25)	(2.13)	(2.38)	0.00	55.29	(5.50)	890,889	0.32		1.14	(h)	1
2018	59.86	0.25	4.10	4.35	—	(3.12)	(3.12)	0.00	61.09	7.49	1,624,806	0.43		1.11		3
2017	51.09	0.16	10.67	10.83	(0.07)	(1.99)	(2.06)	0.00	59.86	21.84	1,404,639	0.30		1.13		4
2016	46.19	0.13	6.49	6.62	—	(1.72)	(1.72)	0.00	51.09	14.56	1,138,299	0.29		1.14	(j)	4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	Amount represents less than $0.005 per share.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all the periods presented, there was no impact on the expense ratios. (e) Ratio of operating expenses includes advisory fee reduction on unsupervised assets totaling 0.01% of net assets for the six months ended March 31, 2021 and year ended September 30, 2020. For the years ended September 30, 2019, 2018, 2017, and 2016 there was no impact on the expense ratios.

(f)	For the six months ended March 31, 2021, unaudited.

(g)	Annualized.

(h)	The Fund incurred interest expense during the six months ended March 31, 2021 and the fiscal years ended September 30, 2020 and 2019. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38%, 1.39% and 1.38% (Class AAA and Class A), 2.13%, 2.14% and 2.13% (Class C), and 1.13%, 1.14% and 1.13% (Class I). For the years ended September 30, 2018, 2017, and 2016, the effect of interest expense was minimal.

(i)	Amount represents less than 0.5%.

(j)	During the year ended September 30, 2016, the Fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.38% (Class AAA and Class A), 2.13% (Class C), and 1.13% (Class I).

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation), which was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 in these financial statements.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$79,510,840	$608	—	$79,511,448
Aviation: Parts and Services	66,662,928	1,779,235	—	68,442,163
Equipment and Supplies	290,689,619	2,058,446	—	292,748,065
Financial Services	83,270,479	1,509,950	$3,000	84,783,429
Manufactured Housing and Recreational Vehicles	24,007,750	2,170,000	—	26,177,750
Specialty Chemicals	69,185,145	912	—	69,186,057
Telecommunications	16,082,615	2,376,132	—	18,458,747
Other Industries (a)	1,309,374,093	—	—	1,309,374,093
Total Common Stocks	1,938,783,469	9,895,283	3,000	1,948,681,752
Closed-End Funds	4,036,354	—	—	4,036,354
Preferred Stocks (a)	5,048,474	—	—	5,048,474
Rights (a)	—	—	2	2
Warrants (a)	184,800	—	652	185,452
TOTAL INVESTMENTS IN SECURITIES –ASSETS	$1,948,053,097	$9,895,283	$3,654	$1,957,952,034

(a)	Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers into or out of Level 3 during the six months ended March 31, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2021, the Fund did not hold any restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and capital gains as determined under GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2020 was as follows:

Distributions paid from:
Ordinary income	$5,852,594
Net long term capital gains	503,827,323
Total distributions paid*	$509,679,917

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$571,063,944	$1,400,435,846	$(13,547,756)	$1,386,888,090

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2021, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2021, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $67,647.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share plans, payments are authorized to G.distributors, LLC (Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2021, other than short term securities and U.S. Government obligations, aggregated $9,894,015 and $277,801,619, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2021, the Fund paid $30,362 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $5,212 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $7,686.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2021, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2021, there was $2,371,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2021 was $6,922,912 with a weighted average interest rate of 1.36%. The maximum amount borrowed at any time during the six months ended March 31, 2021 was $41,179,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2021 and the fiscal year ended September 30, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	403,523	$18,295,981	598,564	$24,465,838
Shares issued upon reinvestment of distributions	4,663,072	185,170,582	4,774,548	218,340,063
Shares redeemed	(2,963,186)	(130,258,051)	(8,012,510)	(338,648,645)
Net increase/(decrease)	2,103,409	$73,208,512	(2,639,398)	$(95,842,744)
Class A
Shares sold	408,855	$18,220,459	645,315	$29,221,937
Shares issued upon reinvestment of distributions	509,989	20,231,248	665,223	30,394,069
Shares redeemed	(683,067)	(30,999,444)	(1,903,125)	(82,808,198)
Net increase/(decrease)	235,777	$7,452,263	(592,587)	$(23,192,192)
Class C
Shares sold	78,796	$2,778,355	151,481	$5,540,011
Shares issued upon reinvestment of distributions	588,946	18,439,890	670,396	25,615,826
Shares redeemed	(727,449)	(26,052,475)	(1,756,395)	(64,743,212)
Net decrease	(59,707)	$(4,834,230)	(934,518)	$(33,587,375)
Class I
Shares sold	1,072,317	$49,895,739	2,748,459	$121,429,673
Shares issued upon reinvestment of distributions	2,640,278	108,858,645	2,942,208	138,342,624
Shares redeemed	(3,202,696)	(147,482,371)	(9,070,988)	(397,321,732)
Net increase/(decrease)	509,899	$11,272,013	(3,380,321)	$(137,549,435)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2021 is set forth below:

	Value at September 30, 2020	Purchases	Sales Proceeds	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Dividends	Percent Owned of Shares Outstanding
Bel Fuse Inc., Cl. A	$2,408,400	—	$27,479	$(33,801)	$1,479,200	$3,826,320	$25,800	9.98%
Indus Realty Trust Inc., REIT*	13,843,550	$507,965	243,121	—	—	—	—	—
Strattec Security Corp.†	4,923,260	48,493	203,941	46,690	6,629,098	11,443,600	—	6.31%
Trans-Lux Corp.†	347,800	—	15,261	(83,739)	308,800	557,600	—	12.17%
Total				$(70,850)	$8,417,098	$15,827,520	$25,800

*	Name change from Griffin Industrial Realty Inc. Security is no longer considered affiliated at March 31, 2021.

†	Non-income producing security.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2021, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2020) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Small-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one year period, in the second quartile for the three year period and in the second quartile in the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile for the one year and five year periods and in the third quintile for the three year period. The Independent Board Members noted the Fund’s better than average performance during the three year period as measured against the Adviser Peer Group and that the Fund’s total return was only slightly below the median total return for the one year period within the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of sixteen other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group, and the Fund’s size was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds.

The Gabelli Small Cap Growth Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI SMALL CAP GROWTH FUND
One Corporate Center
Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.
THE GABELLI SMALL CAP GROWTH FUND
One Corporate Center
Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	Salvatore J. Zizza
Mario J. Gabelli, CFA	Chairman,
Chairman and	Zizza & Associates Corp.
Chief Executive Officer,
GAMCO Investors, Inc.	OFFICERS
Executive Chairman,	Bruce N. Alpert
Associated Capital Group, Inc.	President

Elizabeth C. Bogan	John C. Ball
Senior Lecturer,	Treasurer
Princeton University
Peter Goldstein
Anthony J. Colavita	Secretary
President,
Anthony J. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Vincent D. Enright
Former Senior Vice	DISTRIBUTOR
President and Chief	G.distributors, LLC
Financial Officer,
KeySpan Corp.	CUSTODIAN
State Street Bank and Trust
John D. Gabelli	Company
Senior Vice President,
G.research, LLC	TRANSFER AGENT AND

Robert J. Morrissey	DIVIDEND DISBURSING AGENT
Partner,	DST Asset Manager
Morrissey, Hawkins & Lynch	Solutions, Inc.

Kuni Nakamura	LEGAL COUNSEL
President,	Skadden, Arps, Slate, Meagher &
Advanced Polymer, Inc.	Flom LLP
Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q121SR

The Gabelli Focused Growth and Income Fund Semiannual Report — March 31, 2021
Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2021, the net asset value (NAV) total return per Class I Share of The Gabelli Focused Growth and Income Fund (formerly The Gabelli Focus Five Fund) was 32.4% compared with a total return of 31.0% for the Blended Index, the Fund’s benchmark. The Blended Index consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through March 31, 2021 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (12/31/02)
Class I (GWSIX)(c)	32.35%	76.01%	6.98%	6.11%	5.82%	7.46%
Class AAA (GWSVX)	32.02	75.28	6.63	5.81	5.52	7.24
S&P MidCap 400 Index(d)	41.13	83.46	13.40	14.37	11.92	12.01
Russell 2500 Index(d)	41.33	89.40	15.34	15.93	12.20	12.15
Russell 1000 Index(d)	20.41	60.59	17.31	16.66	13.97	11.13
MSCI AC World Ex-U.S. Index(d)	21.10	49.41	6.50	9.75	4.92	8.18
Blended Index(d)	31.04	72.20	13.62	14.57	10.82	10.90
Class A (GWSAX)	31.98	75.33	6.65	5.82	5.53	7.27
With sales charge (e)	24.39	65.24	4.57	4.58	4.91	6.91
Class C (GWSCX)	31.54	74.08	5.86	5.03	4.75	6.48
With contingent deferred sales charge (f)	30.54	73.08	5.86	5.03	4.75	6.48

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The Fund’s fiscal year ends September 30.

(c)	The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares.

(d)	The S&P Midcap 400 Index is an index comprised of U.S. stocks in the middle capitalization range, which is generally considered to be between $200 million and $5 billion in market value. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 28, 2021, the expense ratios for Class AAA, A, C, and I Shares are 1.71%, 1.71%, 2.46%, and 1.46%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.71%, 1.71%, 2.46%, and 0.80%, respectively. See page 8 for the expense ratios for the six months ended March 31, 2021. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares, and Class C Shares is 5.75%, and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

2

The Gabelli Focused Growth and Income Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2020 through March 31, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Focused Growth and Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,320.20	1.75%	$10.12
Class A	$1,000.00	$1,319.80	1.75%	$10.12
Class C	$1,000.00	$1,315.40	2.50%	$14.43
Class I	$1,000.00	$1,323.50	1.18%	$6.84
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.21	1.75%	$8.80
Class A	$1,000.00	$1,016.21	1.75%	$8.80
Class C	$1,000.00	$1,012.47	2.50%	$12.54
Class I	$1,000.00	$1,019.05	1.18%	$5.94
*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2021:

The Gabelli Focused Growth and Income Fund

Energy and Utilities	23.0%
Real Estate	16.1%
Financial Services	12.1%
Food and Beverage	10.6%
Health Care	5.9%
Retail	4.4%
Diversified Industrial	4.1%
Telecommunications	3.6%
Entertainment	3.2%
Building and Construction	3.1%
Automotive: Parts and Accessories	3.0%
Computer Software and Services	2.5%
Cable and Satellite	2.3%
Consumer Products	1.9%
Aerospace and Defense	1.6%
U.S. Government Obligations	1.4%
Automotive	1.0%
Other Assets and Liabilities (Net)	0.2%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The Gabelli Focused Growth and Income Fund
Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 86.6%
	Aerospace and Defense — 1.6%
12,500	Aerojet Rocketdyne Holdings Inc.	$464,006	$587,000
	Automotive — 1.0%
20,000	Stellantis NV	238,106	355,800
	Automotive: Parts and Accessories — 3.0%
8,000	Aptiv plc†	419,300	1,103,200
341	Faurecia SE†	18,872	18,145
		438,172	1,121,345
	Building and Construction — 3.1%
11,500	Herc Holdings Inc.†	224,858	1,165,295
	Cable and Satellite — 2.3%
1,250	Liberty Broadband Corp., Cl. C†	92,051	187,687
17,227	Liberty Media Corp.- Liberty Formula One, Cl. A†	488,012	658,416
		580,063	846,103
	Computer Software and Services — 2.5%
450	Alphabet Inc., Cl. C†	266,938	930,884
	Consumer Products — 1.9%
15,000	Terminix Global Holdings Inc.†	441,012	715,050
	Diversified Industrial — 0.9%
850	Roper Technologies Inc.	244,942	342,839
	Energy and Utilities — 18.8%
15,000	Atlantica Sustainable Infrastructure plc	523,279	549,450
80,000	Energy Transfer LP	519,184	614,400
71,000	Enterprise Products Partners LP	1,333,434	1,563,420
105,000	Kinder Morgan Inc.	1,323,985	1,748,250
35,000	NextEra Energy Partners LP	1,670,949	2,550,800
		5,370,831	7,026,320
	Entertainment — 3.2%
198,699	Sirius XM Holdings Inc.	591,422	1,210,077
	Financial Services — 12.1%
42,500	Apollo Global Management Inc.	1,581,374	1,997,925
12,500	Morgan Stanley	525,580	970,750
90,000	New York Community Bancorp Inc.	765,462	1,135,800
1,650	PayPal Holdings Inc.†	149,927	400,686
		3,022,343	4,505,161
	Food and Beverage — 10.6%
75,000	Maple Leaf Foods Inc.	1,225,395	1,709,835
16,500	Mondele¯z International Inc., Cl. A	675,416	965,745
12,000	Post Holdings Inc.†	399,522	1,268,640
		2,300,333	3,944,220
Shares		Cost	Market Value
	Health Care — 5.9%
9,000	AbbVie Inc.	$911,161	$973,980
69,000	Option Care Health Inc.†	381,193	1,224,060
		1,292,354	2,198,040
	Real Estate Investment Trusts — 16.1%
43,000	Blackstone Mortgage Trust Inc.,Cl. A	1,067,666	1,333,000
8,000	Hannon Armstrong Sustainable Infrastructure Capital Inc.	253,973	448,800
30,000	Healthpeak Properties Inc.	881,663	952,200
100,000	MGM Growth Properties LLC, Cl. A	2,386,056	3,262,000
		4,589,358	5,996,000
	Telecommunications — 3.6%
55,000	Lumen Technologies Inc.	514,544	734,250
5,000	T-Mobile US Inc.†	366,790	626,450
		881,334	1,360,700
	TOTAL COMMON STOCKS	20,946,072	32,304,834
	PREFERRED STOCKS — 11.8%
	Diversified Industrial — 3.2%
17,000	Babcock & Wilcox Enterprises Inc. 8.125%, 02/28/26	426,983	450,330
37,500	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	766,174	751,875
		1,193,157	1,202,205
	Energy and Utilities — 4.2%
65,000	Energy Transfer Operating LP, Ser. D, 7.625%, 08/15/23	1,335,559	1,556,750
	Retail — 4.4%
16,000	Qurate Retail Inc. 8.000%, 03/15/31	1,569,395	1,626,400
	TOTAL PREFERRED STOCKS	4,098,111	4,385,355

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.4%
$513,000	U.S. Treasury Bills, 0.027% to 0.036%††, 05/20/21 to 09/23/21	512,954	512,967
	TOTAL INVESTMENTS — 99.8%	$25,557,137	37,203,156
	Other Assets and Liabilities (Net)—0.2%		81,894
	NET ASSETS—100.0%		$37,285,050

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

5

The Gabelli Focused Growth and Income Fund

Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $25,557,137)	$37,203,156
Foreign currency, at value (cost $9,086)	9,131
Cash	2,323
Receivable for Fund shares sold	73,897
Receivable from Adviser	7,880
Dividends receivable	89,177
Prepaid expenses	31,574
Total Assets	37,417,138
Liabilities:
Payable for Fund shares redeemed	49,816
Payable for investment advisory fees	31,521
Payable for distribution fees	10,052
Payable for shareholder communications expenses	26,842
Payable for shareholder services fees	7,305
Other accrued expenses	6,552
Total Liabilities	132,088
Net Assets
(applicable to 2,337,661 shares outstanding)	$37,285,050
Net Assets Consist of:
Paid-in capital	$28,150,127
Total distributable earnings	9,134,923
Net Assets	$37,285,050
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($7,965,518 ÷ 489,007 shares outstanding; 100,000,000 shares authorized)	$16.29
Class A:
Net Asset Value and redemption price per share ($8,378,739 ÷ 508,787 shares outstanding; 50,000,000 shares authorized)	$16.47
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.47
Class C:
Net Asset Value and offering price per share ($7,752,156 ÷ 561,330 shares outstanding; 50,000,000 shares authorized)	$13.81	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($13,188,637 ÷ 778,537 shares outstanding; 50,000,000 shares authorized)	$16.94

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,008)	$969,857
Interest	622
Total Investment Income	970,479
Expenses:
Investment advisory fees	172,133
Distribution fees - Class AAA	11,617
Distribution fees - Class A	9,459
Distribution fees - Class C	37,203
Registration expenses	29,123
Legal and audit fees	17,638
Shareholder communications expenses	14,225
Shareholder services fees	13,106
Custodian fees	3,526
Directors’ fees	1,336
Interest expense	49
Miscellaneous expenses	6,418
Total Expenses	315,833
Less:
Expense reimbursements (See Note 3)	(15,826)
Net Expenses	300,007
Net Investment Income	670,472
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	5,021,276
Net realized gain on foreign currency transactions	108
Net realized gain on investments and foreign currency transactions	5,021,384
Net change in unrealized appreciation/depreciation:
on investments	3,695,288
on foreign currency translations	(3)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,695,285
Net Realized and Unrealized Gain/(Loss)on Investments and Foreign Currency	8,716,669
Net Increase in Net Assets Resulting from Operations	$9,387,141

See accompanying notes to financial statements.

6

The Gabelli Focused Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Operations:
Net investment income/(loss)	$670,472	$(135,502)
Net realized gain (loss) on investments, and foreign currency transactions	5,021,384	(1,877,976)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,695,285	(78,140)
Net Increase/(Decrease) in Net Assets Resulting from Operations	9,387,141	(2,091,618)
Distributions to Shareholders:
Class AAA	(100,912)	—
Class A	(90,419)	—
Class C	(102,108)	—
Class I	(128,110)	—
Total Distributions to Shareholders	(421,549)	—

Capital Share Transactions:
Class AAA	(3,263,336)	(2,854,458)
Class A	(239,823)	(2,048,935)
Class C	(1,095,888)	(6,433,896)
Class I	2,302,722	(6,519,450)
Net Decrease in Net Assets from Capital Share Transactions	(2,296,325)	(17,856,739)

Redemption Fees	—	137
Net Increase/(Decrease) in Net Assets	6,669,267	(19,948,220)
Net Assets:
Beginning of year	30,615,783	50,564,003
End of period	$37,285,050	$30,615,783

See accompanying notes to financial statements.

7

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)		Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$12.48	$0.28	$3.71	$3.99	$(0.18)	$(0.18)	—		$16.29	32.02%	$7,965	3.89	%(e)	1.75	%(e)	51%
2020	12.93	(0.03)	(0.42)	(0.45)	—	—	$0.00	(f)	12.48	(3.48)	8,713	(0.24)		1.71		59
2019	13.84	(0.07)	(0.83)	(0.90)	(0.01)	(0.01)	—		12.93	(6.50)	12,189	(0.56)		1.64	(g)	67
2018	14.61	(0.09)	(0.61)	(0.70)	(0.07)	(0.07)	0.00	(f)	13.84	(4.78)	16,630	(0.63)		1.53		105
2017	13.70	(0.15)	1.21	1.06	(0.15)	(0.15)	0.00	(f)	14.61	7.88	22,542	(1.08)		1.43	(g)	77
2016	12.00	(0.14)	1.84	1.70	—	—	0.00	(f)	13.70	14.17	33,695	(1.11)		1.42	(g)	60
Class A
2021(d)	$12.62	$0.29	$3.74	$4.03	$(0.18)	$(0.18)	—		$16.47	31.98%	$8,379	3.88	%(e)	1.75	%(e)	51%
2020	13.06	(0.03)	(0.41)	(0.44)	—	—	$0.00	(f)	12.62	(3.37)	6,644	(0.24)		1.71		59
2019	13.98	(0.07)	(0.84)	(0.91)	(0.01)	(0.01)	—		13.06	(6.51)	9,013	(0.57)		1.64	(g)	67
2018	14.76	(0.09)	(0.62)	(0.71)	(0.07)	(0.07)	0.00	(f)	13.98	(4.80)	15,137	(0.65)		1.53		105
2017	13.84	(0.15)	1.22	1.07	(0.15)	(0.15)	0.00	(f)	14.76	7.87	29,391	(1.08)		1.43	(g)	77
2016	12.12	(0.14)	1.86	1.72	—	—	0.00	(f)	13.84	14.19	43,775	(1.10)		1.42	(g)	60
Class C
2021(d)	$10.64	$0.19	$3.16	$3.35	$(0.18)	$(0.18)	—		$13.81	31.54%	$7,752	3.10	%(e)	2.50	%(e)	51%
2020	11.10	(0.11)	(0.35)	(0.46)	—	—	$0.00	(f)	10.64	(4.14)	6,926	(1.00)		2.46		59
2019	11.97	(0.14)	(0.72)	(0.86)	(0.01)	(0.01)	—		11.10	(7.18)	13,807	(1.33)		2.39	(g)	67
2018	12.74	(0.17)	(0.53)	(0.70)	(0.07)	(0.07)	0.00	(f)	11.97	(5.48)	24,992	(1.38)		2.28		105
2017	12.06	(0.22)	1.05	0.83	(0.15)	(0.15)	0.00	(f)	12.74	7.04	37,147	(1.83)		2.18	(g)	77
2016	10.64	(0.21)	1.63	1.42	—	—	0.00	(f)	12.06	13.35	57,796	(1.85)		2.17	(g)	60
Class I
2021(d)	$12.94	$0.35	$3.83	$4.18	$(0.18)	$(0.18)	—		$16.94	32.35%	$13,189	4.50	%(e)	1.50	%(e)(h)	51%
2020	13.36	0.00 (f)	(0.42)	(0.42)	—	—	$0.00	(f)	12.94	(3.14)	8,333	0.01		1.46		59
2019	14.27	(0.05)	(0.85)	(0.90)	(0.01)	(0.01)	—		13.36	(6.30)	15,555	(0.36)		1.39	(g)	67
2018	15.02	(0.06)	(0.62)	(0.68)	(0.07)	(0.07)	0.00	(f)	14.27	(4.50)	34,947	(0.39)		1.28		105
2017	14.05	(0.11)	1.23	1.12	(0.15)	(0.15)	0.00	(f)	15.02	8.11	71,138	(0.83)		1.18	(g)	77
2016	12.27	(0.11)	1.89	1.78	—	—	0.00	(f)	14.05	14.51	103,490	(0.85)		1.17	(g)	60

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	The Fund incurred interest expense. For the fiscal year ended September 30, 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.70% (Class AAA and Class A), 2.45% (Class C), and 1.45% (Class I). For the six months ended March 31, 2021 and the fiscal years ended September 30, 2019, 2018, 2017, and 2016, the effect of interest expense was minimal.

(d)	For the six months ended March 31, 2021, unaudited.

(e)	Annualized.

(f)	Amount represents less than $0.005 per share.

(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. If such credits had not been received the ratio of operating expenses to average net assets would have been 1.64% (Class AAA and Class A), 2.39% (Class C), and 1.40% (Class I) for the fiscal year ended September 30, 2019. For the fiscal years ended September 30, 2017 and 2016, there was no impact to the expense ratios.

(h)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $15,826 with the operating expenses net of reimbursement ratio of 1.18% for the six months ended March 31, 2021.

See accompanying notes to financial statements.

8

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. Effective January 14, 2021, The Gabelli Focus Five Fund changed its name to Gabelli Focused Growth and Income Fund with a corresponding change in the name of each of its Classes of Shares. The Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation), which was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 updates in these financial statements.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

9

The Gabelli Focused Growth and Income Fund
Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2021, the Fund did not hold any Level 3 securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$32,304,834	—	$32,304,834
Preferred Stocks (a)	4,385,355	—	4,385,355
U.S. Government Obligations	—	$512,967	512,967
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$36,690,189	$512,967	$37,203,156

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

10

The Gabelli Focused Growth and Income Fund
Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

11

The Gabelli Focused Growth and Income Fund
Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to the earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to current year write-off of net operating loss. These reclassifications have no impact on the NAV of the Fund.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

There was no distribution during the fiscal year ended September 30, 2020.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute

12

The Gabelli Focused Growth and Income Fund
Notes to Financial Statements (Unaudited) (Continued)

substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$25,581,491	$11,661,045	$(39,380)	$11,621,665

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2021, the Fund did not incur income tax, interest, or penalties. As of March 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective January 21, 2021, the Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of Class I (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% of the value of that class’s average daily net assets. This agreement is in effect through January 31, 2022 and may be terminated only by the Board before such time. During the six months ended March 31, 2021, the Adviser reimbursed expenses in the amount of $15,826 for Class I. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Class I Shares would not exceed 0.80% of the value of the Class I average daily net assets.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2021, other than short term securities and U.S. Government obligations, aggregated $16,548,182 and $17,142,919, respectively.

13

The Gabelli Focused Growth and Income Fund
Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2021, the Distributor retained a total of $2,187 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2021, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2021 and the fiscal year ended September 30, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The Gabelli Focused Growth and Income Fund
Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	6,236	$93,842	31,364	$432,781
Shares issued upon reinvestment of distributions	6,334	99,901	—	—
Shares redeemed	(221,736)	(3,457,079)	(276,063)	(3,287,239)
Net decrease	(209,166)	$(3,263,336)	(244,699)	$(2,854,458)
Class A
Shares sold	54,877	$819,697	135,152	$1,638,263
Shares issued upon reinvestment of distributions	5,016	80,274	—	—
Shares redeemed	(77,755)	(1,139,794)	(298,561)	(3,687,198)
Net decrease	(17,862)	$(239,823)	(163,409)	$(2,048,935)
Class C
Shares sold	15,683	$192,042	36,416	$397,493
Shares issued upon reinvestment of distributions	7,541	101,309	—	—
Shares redeemed	(112,690)	(1,389,239)	(629,588)	(6,831,389)
Net decrease	(89,466)	$(1,095,888)	(593,172)	$(6,433,896)
Class I
Shares sold	222,825	$3,647,308	75,874	$1,024,738
Shares issued upon reinvestment of distributions	7,256	119,598	—	—
Shares redeemed	(95,567)	(1,464,184)	(595,926)	(7,544,188)
Net increase/(decrease)	134,514	$2,302,722	(520,052)	$(6,519,450)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Focused Growth and Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2021, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2020) of the Fund against eight other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and mid-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Mid-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year and five year periods and the fourth quartile for the three year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one year period, in the fourth quintile for the three year period, and in the fifth quintile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to expense ratios of the Adviser Peer Group and a peer group of twelve other midcap value funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

16

The Gabelli Focused Growth and Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record that had begun to improve over the past year. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable given the size of the Fund relative to its peers and the unique nature of the Fund’s best ideas investment strategy and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI FOCUSED GROWTH AND INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of the Gabelli Focused Growth and Income Fund since the inception of the current investment strategy of the Fund. He currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUSED GROWTH AND INCOME FUND
One Corporate Center
Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA	Salvatore J. Zizza
Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
GAMCO Investors, Inc.,
Executive Chairman,	OFFICERS
Associated Capital Group, Inc.	Bruce N. Alpert
President
Elizabeth C. Bogan
Senior Lecturer,	John C. Ball
Princeton University	Treasurer

Anthony J. Colavita	Peter Goldstein
President,	Secretary
Anthony J. Colavita, P.C.
Richard J. Walz
Vincent D. Enright	Chief Compliance Officer
Former Senior Vice
President and Chief	DISTRIBUTOR
Financial Officer,	G.distributors, LLC
KeySpan Corp.
CUSTODIAN
John D. Gabelli	State Street Bank and Trust
Senior Vice President,	Company
G.research, LLC
TRANSFER AGENT AND
Robert J. Morrissey	DIVIDEND DISBURSING AGENT
Partner,	DST Asset Manager
Morrissey, Hawkins & Lynch	Solutions, Inc.

Kuni Nakamura	LEGAL COUNSEL
President,	Skadden, Arps, Slate, Meagher &
Advanced Polymer, Inc.	Flom LLP

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of The Gabelli Focused Growth and Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q121SR

The Gabelli Global Financial Services Fund Semiannual Report — March 31, 2021
Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University

To Our Shareholders,

For the six months ended March 31, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Financial Services Fund was 55.3% compared with a total return of 40.7% for the Morgan Stanley Capital International (MSCI) World Financials Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com

Comparative Results

Average Annual Returns through March 31, 2021 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

				Since
				Inception
	Six Months	1 Year	2 Year	(10/1/18)
Class AAA (GAFSX)	55.29%	82.93%	11.41%	4.97%
MSCI World Financials Index (c)	40.74	62.65	13.63	2.97
Class A (GGFSX)	55.38	83.35	11.51	5.07
With sales charge (d)	46.45	72.81	8.25	2.61
Class C (GCFSX)	54.68	81.84	10.57	4.19
With contingent deferred sales charge (e)	53.68	80.84	10.57	4.19
Class I (GFSIX)	55.52	83.51	11.67	5.23

(a)	The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund.

(b)	The Fund’s fiscal year ends September 30.

(c)	The MSCI World Financials Index captures large and mid cap securities in the Financials sector across 23 Developed Markets countries. You cannot invest directly in an index.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

In the current prospectuses dated January 28, 2021, the gross expense ratios for Class AAA, A, C, and I Shares are 2.51%, 2.51%, 3.26%, and 2.26%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.25%, 1.25%, 2.00%, and 1.00%, respectively. See page 8 for the expense ratios for the six months ended March 31, 2021. The contractual reimbursements are in effect through January 31, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

2

The Gabelli Global Financial Services Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2020 through March 31, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/20	03/31/21	Ratio	Period*
The Gabelli Global Financial Services Fund
Actual Fund Return
Class AAA	$1,000.00	$1,552.90	1.25%	$7.96
Class A	$1,000.00	$1,553.80	1.25%	$7.96
Class C	$1,000.00	$1,546.80	2.00%	$12.70
Class I	$1,000.00	$1,555.20	1.00%	$6.37
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.70	1.25%	$6.29
Class A	$1,000.00	$1,018.70	1.25%	$6.29
Class C	$1,000.00	$1,014.96	2.00%	$10.05
Class I	$1,000.00	$1,019.95	1.00%	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2021:

The Gabelli Global Financial Services Fund
Banks	22.1%
Diversified Banks	16.9%
Investment Management	15.9%
Life Insurance	9.1%
Institutional Brokerage	9.0%
Institutional Trust, Fiduciary, and Custody	7.7%

Consumer Finance	6.4%
Automobiles	5.4%
Homebuilders	5.2%
U.S. Government Obligations	2.4%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The Gabelli Global Financial Services Fund
Schedule of Investments — March 31, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 97.7%
	Automobiles — 5.4%
7,000	Daimler AG	$378,427	$623,958
3,650	Toyota Motor Corp., ADR	456,455	569,619
		834,882	1,193,577
	Banks — 22.1%
58,000	Banco Bilbao Vizcaya Argentaria SA	311,825	301,041
19,950	CIT Group Inc.	377,937	1,027,625
98,000	Commerzbank AG†	666,464	600,826
251,500	Dah Sing Banking Group Ltd.	265,573	284,689
192,600	Dah Sing Financial Holdings Ltd.	816,775	634,229
26,200	ING Groep NV	203,976	320,520
25,700	Japan Post Bank Co. Ltd.	282,620	246,961
18,600	Shinhan Financial Group Co. Ltd., ADR†	637,036	623,844
28,900	Shinsei Bank Ltd.†	426,982	466,942
7,400	Webster Financial Corp.	220,568	407,814
		4,209,756	4,914,491
	Consumer Finance — 6.4%
18,400	Ally Financial Inc.	449,620	831,864
4,700	Capital One Financial Corp.	376,974	597,981
		826,594	1,429,845
	Diversified Banks — 16.9%
262,500	Barclays plc	545,594	672,812
12,650	Citigroup Inc.	758,072	920,288
42,600	Credit Agricole SA†	498,451	616,719
223,000	Natwest Group plc	559,553	603,327
12,510	Societe Generale SA†	338,393	327,372
89,100	Standard Chartered plc	627,730	613,552
		3,327,793	3,754,070
	Homebuilders — 5.2%
3,010	Cavco Industries Inc.†	414,062	679,086
27,409	Legacy Housing Corp.†	338,783	485,962
		752,845	1,165,048
	Institutional Brokerage — 9.0%
37,700	Credit Suisse Group AG, ADR	392,538	399,620
104,900	Daiwa Securities Group Inc.	562,038	542,003
34,810	Jefferies Financial Group Inc.	700,918	1,047,781
		1,655,494	1,989,404
			Market
Shares		Cost	Value
	Institutional Trust, Fiduciary, and Custody — 7.7%
8,450	State Street Corp.	$444,650	$709,885
21,150	The Bank of New York Mellon Corp.	981,482	1,000,184
		1,426,132	1,710,069
	Insurance — 7.7%
173,117	Aegon NV	748,027	822,208
17,929	NN Group NV	715,903	876,546
		1,463,930	1,698,754
	Investment Management — 15.9%
30,750	Franklin Resources Inc.	830,188	910,200
26,900	Janus Henderson Group plc	570,948	837,935
42,200	Waddell & Reed Financial Inc., Cl. A	615,198	1,057,110
49,829	Westwood Holdings Group Inc.	695,728	720,527
		2,712,062	3,525,772
	Reinsurance — 1.4%
6,400	Axis Capital Holdings Ltd.	311,232	317,248
	TOTAL COMMON STOCKS	17,520,720	21,698,278

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$525,000	U.S. Treasury Bills,
	0.021% to 0.027%††,
	05/06/21 to 05/20/21	524,985	524,992

	TOTAL
	INVESTMENTS — 100.1%	$18,045,705	22,223,270

	Other Assets and Liabilities (Net) — (0.1)%		(25,612)
	NET ASSETS — 100.0%		$22,197,658

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

5

The Gabelli Global Financial Services Fund

Statement of Assets and Liabilities
March 31, 2021 (Unaudited)
Assets:
Investments, at value (cost $18,045,705)	$22,223,270
Receivable for investments sold	21,920
Receivable for Fund shares sold	10,501
Receivable from Adviser	15,673
Dividends and interest receivable	76,471
Prepaid expenses	23,591
Total Assets	22,371,426
Liabilities:
Cash overdraft	5,967
Foreign currency overdraft, at value (cost $10)	10
Payable for investments purchased	73,299
Payable for Fund shares redeemed	10,131
Payable for investment advisory fees	18,840
Payable for distribution fees	65
Payable for legal and audit fees	13,939
Payable for shareholder communications expenses	36,077
Payable for custodian fees	9,597
Other accrued expenses	5,843
Total Liabilities	173,768
Net Assets
(applicable to 2,049,030 shares outstanding)	$22,197,658
Net Assets Consist of:
Paid-in capital	$19,416,610
Total distributable earnings	2,781,048
Net Assets	$22,197,658
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($318,279 ÷ 29,347.93 shares outstanding; 120,000,000 shares authorized)	$10.85
Class A:
Net Asset Value and redemption price per share ($23,991 ÷ 2,201 shares outstanding; 60,000,000 shares authorized)	$10.90
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.56
Class C:
Net Asset Value and offering price per share ($1,108 ÷ 102.76 shares outstanding; 20,000,000 shares authorized)	$10.78	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($21,854,280 ÷ 2,017,378 shares outstanding; 150,000,000 shares authorized)	$10.83

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $4,663)	$246,565
Interest	84
Total Investment Income	246,649
Expenses:
Investment advisory fees	91,476
Distribution fees - Class AAA	148
Distribution fees - Class A	14
Distribution fees - Class C	5
Registration expenses	30,506
Shareholder communication expenses	19,200
Legal and audit fees	17,264
Custodian fees	6,692
Shareholder services fees	5,972
Directors’ fees	623
Miscellaneous expenses	6,081
Total Expenses	177,981
Less:
Expense reimbursements (See Note 3)	(85,635)
Expenses paid indirectly by broker
(See Note 6)	(703)
Total Reductions	(86,338)
Net Expenses	91,643
Net Investment Income	155,006
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized loss on investments	(272,706)
Net realized gain on foreign currency transactions	75
Net realized loss on investments and foreign currency transactions	(272,631)
Net change in unrealized appreciation/depreciation:
on investments	7,720,866
on foreign currency translations	(279)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,720,587
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	7,447,956
Net Increase in Net Assets Resulting from Operations	$7,602,962

See accompanying notes to financial statements.

6

The Gabelli Global Financial Services Fund

Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
Operations:
Net investment income	$155,006	$255,051
Net realized loss on investments and foreign currency transactions	(272,631)	(1,019,053)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,720,587	(2,603,272)
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,602,962	(3,367,274)
Distributions to Shareholders:
Class AAA	(858)	(1,646)
Class A	(92)	(264)
Class C	(8)	(17)
Class I	(285,578)	(377,283)
Total Distributions to Shareholders	(286,536)	(379,210)

Capital Share Transactions:
Class AAA	235,541	(63,425)
Class A	11,932	(8,303)
Class C	8	17
Class I	1,132,578	4,081,055
Net Increase in Net Assets from Capital Share Transactions	1,380,059	4,009,344

Redemption Fees	—	503
Net Increase in Net Assets	8,696,485	263,363
Net Assets:
Beginning of year	13,501,173	13,237,810
End of period	$22,197,658	$13,501,173

See accompanying notes to financial statements.

7

The Gabelli Global Financial Services Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout the period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(b)	Portfolio Turnover Rate
Class AAA
2021 (c)	$7.08	$0.08	$3.82	$3.90	$(0.13)	$(0.13)	—		$10.85	55.29%	$319	1.60%(d)	2.19%(d)	1.25%(d)(e)	11%
2020	9.09	0.11	(1.90)	(1.79)	(0.22)	(0.22)	$0.00	(f)	7.08	(20.33)	47	1.34	2.51	1.25 (e)	18
2019 (g)	10.00	0.27	(1.15)	(0.88)	(0.03)	(0.03)	—		9.09	(8.76)	134	3.01	2.32	1.25	14
Class A
2021 (c)	$7.08	$0.08	$3.82	$3.90	$(0.08)	$(0.08)	—		$10.90	55.38%	$24	1.68%(d)	2.19%(d)	1.25%(d)(e)	11%
2020	9.10	0.16	(1.94)	(1.78)	(0.24)	(0.24)	$0.00	(f)	7.08	(20.24)	8	1.12	2.51	1.25 (e)	18
2019 (g)	10.00	0.35	(1.22)	(0.87)	(0.03)	(0.03)	—		9.10	(8.71)	10	3.77	2.32	1.25	14
Class C
2021 (c)	$7.03	$0.03	$3.80	$3.83	$(0.08)	$(0.08)	—		$10.78	54.68%	$1	0.69%(d)	2.95%(d)	2.00%(d)(e)	11%
2020	9.05	0.06	(1.91)	(1.85)	(0.17)	(0.17)	$0.00	(f)	7.03	(20.97)	1	0.76	3.26	2.00 (e)	18
2019 (g)	10.00	0.17	(1.11)	(0.94)	(0.01)	(0.01)	—		9.05	(9.39)	1	1.85	3.08	2.00	14
Class I
2021 (c)	$7.08	$0.08	$3.82	$3.90	$(0.15)	$(0.15)	—		$10.83	55.52%	$21,854	1.70%(d)	1.94%(d)	1.00%(d)(e)	11%
2020	9.11	0.14	(1.91)	(1.77)	(0.26)	(0.26)	$0.00	(f)	7.08	(20.17)	13,445	1.84	2.26	1.00 (e)	18
2019 (g)	10.00	0.28	(1.13)	(0.85)	(0.04)	(0.04)	—		9.11	(8.51)	13,093	3.05	2.07	1.00	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $85,635, $174,126, and $124,154 for the six months ended March 31, 2021 and the fiscal years ended September 30, 2020, and 2019, respectively.

(c)	For the six months ended March 31, 2021, unaudited. (d) Annualized.

(e)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the six months ended March 31, 2021 and the fiscal year ended September 30, 2020, if credits had not been received, the expense ratios would have been 1.26% and 1.26% (Class AAA and Class A), 2.01% and 2.01% (Class C), and 1.01% and 1.01% (Class I), respectively.

(f)	Amount represents less than $0.005 per share.

(g)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

8

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Financial Services Fund is a series of the Gabelli Equity Series Funds, Inc. (the Corporation). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 in these financial statements.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the

9

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2021, the Fund did not hold any Level 3 securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 3/31/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$21,698,278	—	$21,698,278
U.S. Government Obligations	—	$524,992	524,992
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$21,698,278	$524,992	$22,223,270

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

10

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

11

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to the earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses. These reclassifications have no impact on the NAV of the Fund.

12

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended September 30, 2020 was as follows:

Year Ended
September 30, 2020
Distributions paid from:
Ordinary income	$379,210
Total distributions paid	$379,210

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$18,059,921	$4,530,618	$(367,269)	$4,163,349

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2021, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2021, the Adviser has reviewed the current and previous tax periods and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state returns for the current and previous fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. As of September 30, 2020 the Fund had a short term capital loss carryforward with no expiration of $132,728 and qualified late year loss deferrals of $1,033,081.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares,

13

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

respectively. This arrangement is in effect through January 31, 2022. For the six months ended March 31, 2021, the Adviser reimbursed the Fund in the amount of $85,635. In addition, the Fund has also agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayments, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At March 31, 2021, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $383,915:

For the fiscal year ended September 30, 2019, expiring September 30, 2021	$124,154
For the fiscal year ended September 30, 2020, expiring September 30, 2022	174,126
For the six months ended March 31, 2021, expiring September 30, 2023	85,635
$383,915

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2021, other than short term securities and U.S. Government obligations, aggregated $2,702,791 and $1,860,432, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2021, the Fund paid $1,506 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $77 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $703.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended March 31, 2021.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2021, there were no borrowings under the line of credit.

14

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended
	March 31, 2021		Year Ended
	(Unaudited)		September 30, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	23,922	$249,627	9,216	$71,042
Shares issued upon reinvestment of distributions	96	858	171	1,647
Shares redeemed	(1,400)	(14,944)	(17,429)	(136,114)
Net increase/(decrease)	22,618	$235,541	(8,042)	$(63,425)

Class A
Shares sold	1,102	$11,923	9,324	$59,425
Shares issued upon reinvestment of distributions	10	92	28	264
Shares redeemed	(9)	(83)	(9,349)	(67,992)
Net increase/(decrease)	1,103	$11,932	3	$(8,303)

Class C
Shares issued upon reinvestment of distributions	1	$8	2	$17
Net increase	1	$8	2	$17

Class I
Shares sold	91,411	$883,680	454,386	$3,950,997
Shares issued upon reinvestment of distributions	31,795	283,930	39,081	374,401
Shares redeemed	(3,781)	(35,032)	(32,357)	(244,343)
Net increase	119,425	$1,132,578	461,110	$4,081,055

9. Significant Shareholder. As of March 31, 2021, approximately 74.54% of the Fund was beneficially owned by the Adviser and its affiliates.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Global Financial Services Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2021, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short term performance of the Fund (as of December 31, 2020) of the Fund against a peer group of nine other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of the Fund and all retail and institutional global financial services fund, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one year and three year periods. The Independent Board Members noted that at its current size, the Fund was not competitive among its peer groups and encouraged the Adviser to explore ways to increase the size of the Fund.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a standalone administrative charge and noted the effect of the Deferral Agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of two other global financial services funds and seven other financial services funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted the effect of the Deferral Agreement in place for the Fund. The Independent Board Members noted that the Fund’s expense ratios were below average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect

16

The Gabelli Global Financial Services Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members noted the reasons for the Fund’s underperformance and the steps the Adviser was taking to improve performance and indicated that they would continue to evaluate the Fund. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser were acceptable, and that economies of scale were not a significant factor in their thinking at this time. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL FINANCIAL SERVICES FUND
One Corporate Center
Rye, NY 10580-1422

Portfolio Manager Biography

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA	Salvatore J. Zizza
Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
GAMCO Investors, Inc.
Executive Chairman,	OFFICERS
Associated Capital Group, Inc.	Bruce N. Alpert
President
Elizabeth C. Bogan
Senior Lecturer,	John C. Ball
Princeton University	Treasurer
Anthony J. Colavita	Peter Goldstein
President,	Secretary
Anthony J. Colavita, P.C.	Richard J. Walz
Vincent D. Enright	Chief Compliance Officer
Former Senior Vice
DISTRIBUTOR
President and Chief
Financial Officer,	G.distributors, LLC
KeySpan Corp.
CUSTODIAN
John D. Gabelli	State Street Bank and Trust
Senior Vice President,	Company
G.research, LLC
TRANSFER AGENT AND
Robert J. Morrissey	DIVIDEND DISBURSING AGENT
Partner,
DST Asset Manager
Morrissey, Hawkins & Lynch	Solutions, Inc.

Kuni Nakamura
President,	LEGAL COUNSEL
Advanced Polymer, Inc.	Skadden, Arps, Slate, Meagher &
Flom LLP
Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund.It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q121SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

 (a)

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	Aerospace — 1.1%
451,000	Aerojet Rocketdyne Holdings Inc.	$1,589,054	$21,178,960
20,000	Allied Motion Technologies Inc.	664,462	1,026,600
40,000	Innovative Solutions and Support Inc.	130,088	252,800
		2,383,604	22,458,360
	Agriculture — 0.0%
12,000	Cadiz Inc.†	93,950	115,080
18,000	Limoneira Co.	323,244	315,000
		417,194	430,080
	Automotive — 0.2%
20,000	Navistar International Corp.†	156,465	880,600
1,200	PACCAR Inc.	44,521	111,504
83,000	The Shyft Group Inc.	430,418	3,087,600
		631,404	4,079,704
	Automotive: Parts and Accessories — 4.1%
150,000	BorgWarner Inc.	704,973	6,954,000
88,022	China Automotive Systems Inc.†	420,368	417,224
1,110,000	Dana Inc.	9,031,850	27,006,300
848,000	Freni Brembo SpA†	1,568,167	10,561,055
385,000	Modine Manufacturing Co.†	3,507,189	5,686,450
18,000	Monro Inc.	80,738	1,184,400
4,300	O’Reilly Automotive Inc.†	92,532	2,181,175
45,000	Puradyn Filter Technologies Inc.†	11,732	608
191,900	Standard Motor Products Inc.	1,468,735	7,979,202
244,000	Strattec Security Corp.†(a)	4,677,938	11,443,600
314,000	Tenneco Inc., Cl. A†	1,330,279	3,366,080
19,200	Thor Industries Inc.	177,821	2,587,008
20,000	Uni-Select Inc.†	161,317	144,346
		23,233,639	79,511,448
	Aviation: Parts and Services — 3.5%
20,000	AAR Corp.†	230,415	833,000
9,500	Astronics Corp.†	13,628	171,380
22,700	Astronics Corp., Cl. B†	31,898	409,735
46,000	Ducommun Inc.†	918,285	2,760,000
679,600	Kaman Corp.	10,234,048	34,856,684
89,000	Moog Inc., Cl. A	1,052,574	7,400,350
16,500	Moog Inc., Cl. B	496,050	1,369,500
3,000,000	Signature Aviation plc†	6,849,866	16,721,039
32,500	Woodward Inc.	273,304	3,920,475
		20,100,068	68,442,163
	Broadcasting — 2.0%
123,000	Beasley Broadcast Group Inc., Cl. A†	470,120	348,090
10,000	Cogeco Communications Inc.	340,851	938,967
Shares		Cost	Market Value
23,300	Cogeco Inc.	$592,837	$1,797,513
185,000	Corus Entertainment Inc., Cl. B.	679,390	842,047
40,000	Fox Corp., Cl. A	1,662,000	1,444,400
25,000	Gray Television Inc.	73,674	460,000
72,350	Gray Television Inc., Cl. A	386,480	1,259,614
260,000	ITV plc†	529,070	430,661
13,000	Liberty Broadband Corp., Cl. A†	78,211	1,886,950
11,000	Liberty Broadband Corp., Cl. C†	57,595	1,651,650
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	66,962	764,400
27,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	91,359	1,168,830
64,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	214,254	2,821,120
34,452	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	294,603	1,519,678
33,000	Madison Square Garden Entertainment Corp.†	0	2,699,400
345,000	MSG Networks Inc., Cl. A†	2,147,239	5,188,800
22,900	Nexstar Media Group Inc., Cl. A	1,439,565	3,215,847
130,000	Salem Media Group Inc.†	0	382,200
225,000	Sinclair Broadcast Group Inc., Cl. A	3,257,418	6,583,500
480,000	Sirius XM Holdings Inc.	316,771	2,923,200
		12,698,399	38,326,867
	Building and Construction — 6.7%
79,000	Arcosa Inc.	942,643	5,142,110
96,000	D.R. Horton Inc.	1,051,872	8,555,520
28,000	Gibraltar Industries Inc.†	524,580	2,562,280
359,500	Herc Holdings Inc.†	11,968,511	36,428,135
128,000	KB Home	1,271,387	5,955,840
2,500	Legacy Housing Corp.†	29,404	44,325
390,000	Lennar Corp., Cl. B	9,481,128	32,112,600
110,160	MDC Holdings Inc.	2,033,587	6,543,504
18,500	Meritage Homes Corp.†	316,744	1,700,520
2,700	NVR Inc.†	1,908,453	12,719,511
150,000	PulteGroup Inc.	915,164	7,866,000
64,000	Titan Machinery Inc.†	1,057,708	1,632,000
158,000	Toll Brothers Inc.	2,825,962	8,963,340
		34,327,143	130,225,685
	Business Services — 3.2%
13,000	ACCO Brands Corp.	60,332	109,720
570,000	Clear Channel Outdoor Holdings Inc.†	1,214,257	1,026,000
395,000	Diebold Nixdorf Inc.†	3,932,038	5,581,350
62,000	Element Solutions Inc.	557,626	1,133,980
70,000	GP Strategies Corp.†	579,429	1,221,500
13,000	GSE Systems Inc.†	18,200	22,100
199,000	IAA Inc.†	1,619,256	10,972,860
50,000	Live Nation Entertainment Inc.†	423,371	4,232,500
40,000	Loomis AB	402,123	1,216,472

See accompanying notes to financial statements.

 1

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
165,000	Macquarie Infrastructure Corp.	$13,706	$5,248,650
16,000	McGrath RentCorp	411,253	1,290,400
20,000	Sealed Air Corp.	587,044	916,400
71,000	Sohgo Security Services Co. Ltd.	823,820	3,353,624
8,000	Stamps.com Inc.†	66,565	1,596,080
92,000	Team Inc.†	1,244,901	1,060,760
350,000	The Interpublic Group of Companies Inc.	1,483,114	10,220,000
25,000	TransAct Technologies Inc.†	115,198	271,750
1,640,000	Trans-Lux Corp.†(a)	1,615,044	557,600
36,100	United Rentals Inc.†	224,528	11,888,091
		15,391,805	61,919,837
	Cable — 0.7%
53,500	AMC Networks Inc., Cl. A†	0	2,844,060
39,000	DISH Network Corp., Cl. A†	726,991	1,411,800
30,000	EchoStar Corp., Cl. A†	479,334	720,000
121,000	Liberty Global plc, Cl. A†	2,700,564	3,104,860
140,000	Liberty Global plc, Cl. C†	2,647,571	3,575,600
85,000	WideOpenWest Inc.†	661,872	1,155,150
		7,216,332	12,811,470
	Communications Equipment — 0.1%
242,000	Communications Systems Inc.	1,610,888	1,442,320
	Computer Software and Services — 2.0%
78,000	Activision Blizzard Inc.	1,021,036	7,254,000
390,000	Alithya Group Inc., Cl. A†	1,196,401	947,700
70,000	Avid Technology Inc.†	334,865	1,477,700
155,000	GTY Technology Holdings Inc.†	1,436,675	990,450
12,500	MKS Instruments Inc.	217,798	2,317,750
38,000	Rockwell Automation Inc.	893,367	10,086,720
38,000	Tyler Technologies Inc.†	76,025	16,132,140
		5,176,167	39,206,460
	Consumer Products — 2.6%
35,000	1-800-Flowers.com Inc., Cl. A†	336,212	966,350
78,500	Brunswick Corp.	1,843,663	7,486,545
32,000	Chofu Seisakusho Co. Ltd.	461,495	628,006
41,000	Church & Dwight Co. Inc.	69,785	3,581,350
17,000	Energizer Holdings Inc.	709,960	806,820
5,000	Ginko International Co. Ltd.	35,851	31,542
2,000	Harley-Davidson Inc.	4,713	80,200
116,000	Hunter Douglas NV†	4,828,131	9,141,431
2,500	Kobayashi Pharmaceutical Co. Ltd.	103,323	233,235
3,800	LCI Industries	62,898	502,664
220,000	Marine Products Corp.	136,308	3,579,400
3,000	National Presto Industries Inc.	83,060	306,210
225,000	Sally Beauty Holdings Inc.†	1,254,231	4,529,250
Shares		Cost	Market Value
215,000	Samick Musical Instruments Co. Ltd.	$289,566	$305,854
3,700	Shimano Inc.	414,540	881,350
13,500	Steven Madden Ltd.	32,850	503,010
102,000	Swedish Match AB	1,947,751	7,962,901
10,000	The Scotts Miracle-Gro Co.	174,942	2,449,700
9,500	WD-40 Co.	248,399	2,908,710
85,000	Wolverine World Wide Inc.	413,704	3,257,200
		13,451,382	50,141,728
	Consumer Services — 1.0%
53,000	Bowlin Travel Centers Inc.†	53,947	166,950
3,000	H&E Equipment Services Inc.	67,163	114,000
5,000	IAC/InterActiveCorp.†	16,882	1,081,550
260,000	KAR Auction Services Inc.†	1,330,391	3,900,000
412,000	Rollins Inc.	395,943	14,181,040
		1,864,326	19,443,540
	Diversified Industrial — 10.9%
10,500	Acuity Brands Inc.	99,097	1,732,500
57,500	Albany International Corp., Cl. A	1,140,776	4,799,525
233,496	Ampco-Pittsburgh Corp.†	1,346,333	1,576,098
65,500	Burnham Holdings Inc., Cl. A	1,131,374	871,150
359,000	Crane Co.	7,725,236	33,713,690
108,000	EnPro Industries Inc.	5,761,157	9,209,160
115,000	Greif Inc., Cl. A	2,267,516	6,555,000
96,362	Greif Inc., Cl. B	4,378,812	5,515,761
1,378,000	Griffon Corp.	15,500,530	37,440,260
186,000	Jardine Strategic Holdings Ltd.	3,374,300	6,141,720
5,000	JSP Corp.	111,873	83,992
83,000	Kimball International Inc., Cl. B	785,684	1,162,000
75,000	L.B. Foster Co., Cl. A†	1,029,012	1,342,500
51,000	Lawson Products Inc.†	670,308	2,644,860
50,500	Lincoln Electric Holdings Inc.	1,298,789	6,208,470
40,000	Lindsay Corp.	851,873	6,664,800
22,500	Lydall Inc.†	227,621	759,150
30,000	Matthews International Corp., Cl. A	700,744	1,186,500
922,000	Myers Industries Inc.	12,671,530	18,218,720
72,000	Oil-Dri Corp. of America	501,026	2,479,680
14,000	Olin Corp.	221,218	531,580
300,000	Park-Ohio Holdings Corp.	2,642,414	9,447,000
12,500	Pentair plc	296,897	779,000
94,000	Raven Industries Inc.†	2,319,682	3,603,020
15,600	Roper Technologies Inc.	293,574	6,292,104
69,000	Sonoco Products Co.	2,033,683	4,367,700
53,000	Standex International Corp.	1,391,239	5,065,210
155,000	Steel Connect Inc.†	228,451	306,900
75,029	Steel Partners Holdings LP†	903,428	1,031,649
13,000	T. Hasegawa Co. Ltd.	236,726	248,318
7,000	Terex Corp.	166,670	322,490
342,500	Textron Inc.	2,079,106	19,207,400

See accompanying notes to financial statements.

 2

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
385,000	Tredegar Corp.	$5,966,471	$5,778,850
228,000	Trinity Industries Inc.	2,595,295	6,495,720
48,000	Ultra Electronics Holdings plc	962,561	1,341,984
		83,911,006	213,124,461
	Electronics — 2.0%
138,500	Badger Meter Inc.	1,768,846	12,890,195
214,000	Bel Fuse Inc., Cl. A(a)	4,054,114	3,826,320
478,000	CTS Corp.	4,119,033	14,846,680
30,000	Daktronics Inc.†	250,418	188,100
115,000	Gentex Corp.	1,162,259	4,102,050
20,000	IMAX Corp.†	158,565	402,000
30,000	Renesas Electronics Corp.†	194,117	325,130
68,000	Stoneridge Inc.†	352,169	2,163,080
		12,059,521	38,743,555
	Energy and Utilities — 2.3%
19,000	Avangrid Inc.	736,250	946,390
25,000	Callon Petroleum Co.†	174,121	963,750
16,000	Chesapeake Utilities Corp.	208,066	1,857,280
35,500	CMS Energy Corp.	181,989	2,173,310
11,000	Consolidated Water Co. Ltd.	141,093	147,950
100,000	Covanta Holding Corp.	24,597	1,386,000
46,000	Diamondback Energy Inc.	2,289,635	3,380,540
35,500	Dril-Quip Inc.†	1,314,846	1,179,665
74,000	Energy Recovery Inc.†	316,427	1,357,160
24,000	Landis+Gyr Group AG	1,466,993	1,614,982
25,000	Marathon Petroleum Corp.	123,445	1,337,250
31,000	Middlesex Water Co.	523,319	2,449,620
11,000	Northwest Natural Holding Co.	518,541	593,450
21,500	NorthWestern Corp.	582,609	1,401,800
16,000	Otter Tail Corp.	317,433	738,720
6,000	PNM Resources Inc.	47,396	294,300
1,850,000	RPC Inc.†	864,702	9,990,000
20,000	Siemens Gamesa Renewable Energy SA†	117,491	773,982
89,000	SJW Group	1,619,026	5,606,110
32,500	Southwest Gas Holdings Inc.	533,592	2,233,075
9,000	Spire Inc.	354,680	665,010
34,000	The York Water Co.	475,596	1,664,980
11,000	Vestas Wind Systems A/S	94,711	2,257,833
		13,026,558	45,013,157
	Entertainment — 1.4%
43,000	Discovery Inc., Cl. A†	624,892	1,868,780
70,000	Discovery Inc., Cl. C†	461,173	2,582,300
76,500	Inspired Entertainment Inc.†	479,260	710,685
97,500	Liberty Media Corp.-Liberty Braves, Cl. A†	2,180,926	2,779,725
197,000	Liberty Media Corp.-Liberty Braves, Cl. C†	2,839,832	5,480,540
Shares		Cost	Market Value
34,000	Madison Square Garden Sports Corp.†	$186,907	$6,101,640
49,000	Manchester United plc, Cl. A	769,321	771,260
10,000	Take-Two Interactive Software Inc.†	75,380	1,767,000
4,000	The Walt Disney Co.†	22,938	738,080
36,000	Universal Entertainment Corp.†	217,230	877,200
68,000	World Wrestling Entertainment Inc., Cl. A	717,033	3,689,680
		8,574,892	27,366,890
	Environmental Services — 0.4%
32,000	Primo Water Corp.	208,730	520,320
76,000	Republic Services Inc.	686,533	7,550,600
		895,263	8,070,920
	Equipment and Supplies — 15.0%
25,500	A.O. Smith Corp.	57,150	1,724,055
414,000	AMETEK Inc.	704,459	52,880,220
52,000	AZZ Inc.	1,771,545	2,618,200
14,500	Chart Industries Inc.†	476,653	2,064,075
144,000	CIRCOR International Inc.†	2,183,088	5,014,080
325,000	Core Molding Technologies Inc.†	690,461	3,811,113
138,500	Crown Holdings Inc.	559,314	13,440,040
2,025	Danaher Corp.	13,122	455,787
100,000	Donaldson Co. Inc.	575,112	5,816,000
57,000	Entegris Inc.	243,736	6,372,600
250,000	Federal Signal Corp.	1,335,797	9,575,000
241,000	Flowserve Corp.	1,445,694	9,353,210
174,000	Franklin Electric Co. Inc.	679,384	13,735,560
472,000	Graco Inc.	2,839,862	33,804,640
38,500	IDEX Corp.	141,072	8,058,820
161,000	Interpump Group SpA	726,682	8,114,826
8,000	Littelfuse Inc.	69,716	2,115,520
110,000	Maezawa Kyuso Industries Co. Ltd.	359,609	1,137,503
63,000	Minerals Technologies Inc.	2,717,321	4,745,160
6,000	MSA Safety Inc.	179,592	900,120
686,000	Mueller Industries Inc.	18,074,327	28,366,100
365,000	Mueller Water Products Inc., Cl. A	2,505,408	5,069,850
3,600	Teleflex Inc.	54,840	1,495,656
173,000	Tennant Co.	2,935,527	13,820,970
772,500	The Gorman-Rupp Co.	12,121,295	25,577,475
98,000	The Greenbrier Companies Inc.	1,137,850	4,627,560
110,003	The L.S. Starrett Co., Cl. A†	803,564	709,519
30,000	The Manitowoc Co. Inc.†	283,157	618,600
61,000	The Middleby Corp.†	700,167	10,110,750
35,500	The Timken Co.	1,180,616	2,881,535
30,000	The Toro Co.	524,020	3,094,200
7,000	Valmont Industries Inc.	145,926	1,663,690
4,500	Vicor Corp.†	21,045	382,635

See accompanying notes to financial statements.

 3

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
7,875	Watsco Inc., Cl. B	$23,627	$2,058,446
55,000	Watts Water Technologies Inc., Cl. A	1,044,108	6,534,550
		59,324,846	292,748,065
	Financial Services — 4.3%
5,000	Alleghany Corp.†	762,027	3,131,450
8,240	Ameris Bancorp	71,898	432,682
25,000	Argo Group International Holdings Ltd.	493,734	1,258,000
12,000	Capitol Federal Financial Inc.	120,000	158,940
22,000	Crazy Woman Creek Bancorp Inc.	343,564	527,450
325,000	Energy Transfer LP	0	2,496,000
130	Farmers & Merchants Bank of Long Beach	846,022	1,004,900
329,950	Flushing Financial Corp.	5,378,313	7,004,839
66,000	FNB Corp.	659,922	838,200
220,000	GAM Holding AG†	794,162	579,125
278,000	Hope Bancorp Inc.	3,087,049	4,186,680
410,000	Huntington Bancshares Inc.	3,921,829	6,445,200
721,000	KKR & Co. Inc.	3,052,031	35,220,850
80,000	Medallion Financial Corp.†	362,763	564,000
55,000	Pzena Investment Management Inc., Cl. A	456,506	579,150
44,000	Sandy Spring Bancorp Inc.	1,491,612	1,910,920
13,500	Sculptor Capital Management Inc.	301,309	295,380
800	South State Corp.	58,904	62,808
9,000	State Auto Financial Corp.	208,279	177,390
400,000	Sterling Bancorp	4,300,863	9,208,000
70,000	Synovus Financial Corp.	1,857,562	3,202,500
16,000	TFS Financial Corp.	234,831	325,920
15,000	Thomasville Bancshares Inc.	570,703	982,500
230,000	Valley National Bancorp.	1,437,500	3,160,200
35,500	Value Line Inc.	443,012	1,000,745
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	3,000
133,000	Wright Investors’ Service Holdings Inc.†	90,952	26,600
		31,346,720	84,783,429
	Food and Beverage — 6.4%
425,000	Arca Continental SAB de CV	763,179	2,089,704
80,000	Brown-Forman Corp., Cl. A	460,939	5,093,600
42,000	Bull-Dog Sauce Co. Ltd.	120,234	1,024,538
900,000	China Tontine Wines Group Ltd.†	94,571	7,178
200,000	Chr. Hansen Holding A/S†	8,325,007	18,173,649
283,000	Crimson Wine Group Ltd.†	2,484,231	1,881,950
220,000	Denny’s Corp.†	736,620	3,984,200
Shares		Cost	Market Value
500,000	Dynasty Fine Wines Group Ltd.†	$74,726	$31,836
70,000	Farmer Brothers Co.†	770,486	730,800
415,000	Flowers Foods Inc.	986,370	9,877,000
116,500	ITO EN Ltd.	2,194,710	7,144,141
46,000	Iwatsuka Confectionery Co. Ltd.	1,592,452	1,794,717
23,000	J & J Snack Foods Corp.	509,737	3,611,690
115,000	Kameda Seika Co. Ltd.	4,628,160	5,006,096
267,000	Kikkoman Corp.	1,859,850	15,890,991
700,000	Maple Leaf Foods Inc.	12,211,478	15,958,463
6,000	MEIJI Holdings Co. Ltd.	117,526	385,821
17,000	MGP Ingredients Inc.	23,756	1,005,550
66,000	Morinaga Milk Industry Co. Ltd.	1,268,212	3,469,135
45,000	Nissin Foods Holdings Co. Ltd.	1,497,492	3,336,645
15,000	Post Holdings Inc.†	62,689	1,585,800
75,000	Rock Field Co. Ltd.	505,724	1,142,696
1,800	The Boston Beer Co. Inc., Cl. A†	34,506	2,171,304
57,500	The J.M. Smucker Co.	1,332,411	7,275,475
625,000	Tingyi (Cayman Islands) Holding Corp.	1,326,207	1,148,043
36,051	Tootsie Roll Industries Inc.	313,205	1,194,371
390,000	Vina Concha y Toro SA	716,197	669,637
950,000	Vitasoy International Holdings Ltd.	542,729	3,653,799
20,000	Willamette Valley Vineyards Inc.†	73,225	181,000
100,000	Yakult Honsha Co. Ltd.	2,378,860	5,057,575
		48,005,489	124,577,404
	Health Care — 5.2%
1,700	Align Technology Inc.†	11,859	920,601
6,700	Bio-Rad Laboratories Inc., Cl. A†	283,604	3,826,839
14,000	Bruker Corp.	114,310	899,920
42,000	Cantel Medical Corp.†	416,122	3,353,280
1,000	Chemed Corp.	13,731	459,820
22,000	CONMED Corp.	452,985	2,872,980
32,000	Covetrus Inc.†.	153,127	959,040
421,000	Cutera Inc.†	5,548,403	12,651,050
12,500	Dexcom Inc.†	68,464	4,492,375
13,000	Evolent Health Inc., Cl. A†	138,590	262,600
166,500	Globus Medical Inc., Cl. A†	3,773,762	10,268,055
72,000	Henry Schein Inc.†	494,318	4,985,280
28,500	ICU Medical Inc.†	926,671	5,855,040
36,200	Masimo Corp.†	869,598	8,313,692
80,000	Meridian Bioscience Inc.†	1,243,246	2,100,000
24,000	Neogen Corp.†	485,992	2,133,360
103,500	NuVasive Inc.†	2,717,209	6,785,460
216,000	OPKO Health Inc.†	569,980	926,640
129,000	Orthofix Medical Inc.†	2,865,834	5,592,150
19,000	Patterson Cos. Inc.	414,269	607,050

See accompanying notes to financial statements.

 4

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
79,000	Quidel Corp.†	$350,658	$10,106,470
24,000	Seikagaku Corp.	280,995	224,123
17,000	STERIS plc	1,267,180	3,238,160
1,900	Straumann Holding AG	170,618	2,370,100
3,000	Stryker Corp.	142,188	730,740
84,000	Surgalign Holdings Inc.†	367,355	183,120
30,000	SurModics Inc.†	608,729	1,682,100
27,700	Teladoc Health Inc.†	926,029	5,034,475
100	The Cooper Companies Inc.	3,627	38,409
38,000	United-Guardian Inc.	332,419	575,700
		26,011,872	102,448,629
	Home Furnishings — 0.4%
177,500	Bassett Furniture Industries Inc.	1,776,891	4,307,925
6,000	Ethan Allen Interiors Inc.	139,850	165,660
75,000	La-Z-Boy Inc.	1,235,427	3,186,000
		3,152,168	7,659,585
	Hotels and Gaming — 4.5%
164,000	Boyd Gaming Corp.†	839,194	9,669,440
191,040	Canterbury Park Holding Corp.†	1,967,490	2,613,427
119,000	Churchill Downs Inc.	1,101,132	27,062,980
120,000	Formosa International Hotels Corp.	775,629	656,082
554,000	Full House Resorts Inc.†	1,622,914	4,714,540
48,508	Gaming and Leisure Properties Inc., REIT	391,873	2,058,194
800,000	Genting Singapore Ltd.	741,067	547,131
164,000	Golden Entertainment Inc.†	1,391,785	4,142,640
2,800,000	Mandarin Oriental International Ltd.†	3,853,577	4,984,000
3,500	Penn National Gaming Inc.†	15,200	366,940
308,000	Ryman Hospitality Properties Inc., REIT†	6,096,603	23,873,080
2,700,000	The Hongkong & Shanghai Hotels Ltd.	2,773,764	2,684,684
127,000	The Marcus Corp.†	1,342,952	2,538,730
14,000	Wynn Resorts Ltd.†	0	1,755,180
		22,913,180	87,667,048
	Machinery — 3.0%
343,000	Astec Industries Inc.	12,002,722	25,869,060
1,427,000	CNH Industrial NV†	4,242,733	22,318,280
90,000	Kennametal Inc.	1,650,215	3,597,300
5,300	Nordson Corp.	90,324	1,053,004
160,000	The Eastern Co.	3,114,959	4,288,000
100,000	Twin Disc Inc.†	1,080,068	956,000
100,000	Welbilt Inc.†	593,633	1,625,000
		22,774,654	59,706,644
Shares		Cost	Market Value
	Manufactured Housing and Recreational Vehicles — 1.3%
71,000	Cavco Industries Inc.†	$1,418,150	$16,018,310
70,000	Nobility Homes Inc.	764,895	2,170,000
85,000	Skyline Champion Corp.†	500,100	3,847,100
54,000	Winnebago Industries Inc.	622,276	4,142,340
		3,305,421	26,177,750
	Metals and Mining — 0.0%
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	231,678
95,000	Kinross Gold Corp.	412,123	633,650
2,000	Turquoise Hill Resources Ltd.†	41,995	32,180
		571,901	897,508
	Publishing — 0.9%
2,200	Graham Holdings Co., Cl. B	981,258	1,237,368
5,000	John Wiley & Sons Inc., Cl. B	19,375	266,250
18,500	Meredith Corp.†	260,981	550,930
34,000	News Corp., Cl. A	48,038	864,620
800,000	The E.W. Scripps Co., Cl. A	4,292,464	15,416,000
		5,602,116	18,335,168
	Real Estate — 2.5%
78,500	Capital Properties Inc., Cl. A	935,416	981,250
6,967	Gyrodyne LLC†	201,352	107,013
263,306	Indus Realty Trust Inc., REIT	5,140,301	15,840,489
18,300	Lamar Advertising Co., Cl. A, REIT	110,842	1,718,736
90,000	Morguard Corp.	1,140,881	8,379,088
3,500	Reading International Inc., Cl. B†	66,647	70,035
13,500	Seritage Growth Properties, Cl. A, REIT†	202,725	247,725
133,500	Tejon Ranch Co.†	3,089,239	2,234,790
443,000	The St. Joe Co.	6,959,912	19,004,700
100,000	Trinity Place Holdings Inc.†	352,475	209,000
		18,199,790	48,792,826
	Retail — 5.4%
129,000	AutoNation Inc.†	2,094,018	12,025,380
33,000	Big 5 Sporting Goods Corp.	223,191	518,100
975	Biglari Holdings Inc., Cl. A†	605,755	658,632
92,600	Copart Inc.†	801,700	10,057,286
500	Hertz Global Holdings Inc.†	1,420	860
525,000	Ingles Markets Inc., Cl. A	7,841,951	32,366,250
39,000	Lands’ End Inc.†	532,514	967,590
80,000	Movado Group Inc.	1,290,737	2,276,000
155,500	Nathan’s Famous Inc.	187,982	9,810,495
72,000	Penske Automotive Group Inc.	1,051,522	5,777,280
93,000	Pets at Home Group plc	159,631	529,506
351,000	Rush Enterprises Inc., Cl. B	2,518,485	15,826,590
10,000	Salvatore Ferragamo SpA†	198,277	191,854
64,000	The Cheesecake Factory Inc.†	1,124,249	3,744,640
45,000	Tractor Supply Co.	386,105	7,968,600
56,000	Village Super Market Inc., Cl. A	1,372,348	1,319,920

See accompanying notes to financial statements.

 5

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
100	Vroom Inc.†	$2,200	$3,899
12,500	Weis Markets Inc.	350,853	706,500
600	Winmark Corp.	41,191	111,858
		20,784,129	104,861,240
	Specialty Chemicals — 3.5%
3,500	Albemarle Corp.	52,132	511,385
28,000	Ashland Global Holdings Inc.	210,127	2,485,560
1,697,000	Ferro Corp.†	8,260,323	28,611,420
168,146	GCP Applied Technologies Inc.†	4,260,567	4,126,303
278,000	H.B. Fuller Co.	3,451,731	17,488,980
34,000	Hawkins Inc.	529,212	1,139,680
65,000	Huntsman Corp.	211,485	1,873,950
6,400	NewMarket Corp.	642,831	2,433,024
9,200	Quaker Chemical Corp.	143,292	2,242,684
58,500	Sensient Technologies Corp.	1,138,822	4,563,000
2,500	Takasago International Corp.	66,073	59,359
91,200	The General Chemical Group Inc.†	1,186	912
140,000	Valvoline Inc.	415,026	3,649,800
		19,382,807	69,186,057
	Telecommunications — 0.9%
74,000	Consolidated Communications Holdings Inc.†	478,442	532,800
70,000	Gogo Inc.†	369,181	676,200
162,000	HC2 Holdings Inc.†	508,522	638,280
6,000	IDT Corp., Cl. B†	25,437	135,960
71,500	Iridium Communications Inc.†	648,830	2,949,375
50,000	Loral Space & Communications Inc.	1,661,975	1,883,500
101,112	Nuvera Communications Inc.	808,593	2,376,132
84,000	Rogers Communications Inc., Cl. B	302,780	3,872,400
80,000	Shenandoah Telecommunications Co.	196,411	3,904,800
710,000	VEON Ltd., ADR†	1,380,132	1,256,700
4,000	Verizon Communications Inc.	17,565	232,600
		6,397,868	18,458,747
	Transportation — 1.9%
384,000	GATX Corp.	10,993,602	35,612,160
18,600	Irish Continental Group plc†	13,660	96,519
91,053	Navigator Holdings Ltd.†	870,450	810,372
		11,877,712	36,519,051
	Wireless Communications — 0.1%
51,000	United States Cellular Corp.†	1,965,959	1,860,480
	TOTAL COMMON STOCKS	558,586,223	1,945,438,276
Shares		Cost	Market Value
	CLOSED-END FUNDS — 0.2%
55,000	The Central Europe, Russia, and Turkey Fund Inc.	$1,214,513	$1,324,400
32,729	The European Equity Fund Inc.	325,355	348,708
119,537	The New Germany Fund Inc.	1,659,113	2,363,246
	TOTAL CLOSED-END FUNDS	3,198,981	4,036,354

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
105,000	Jungheinrich AG	718,782	5,048,474

	RIGHTS — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2	2

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(b)	0	652
	Diversified Industrial — 0.0%
140,000	Ampco-Pittsburgh Corp., expire 08/01/25†	95,648	184,800
	TOTAL WARRANTS	95,648	185,452

	TOTAL MISCELLANEOUS INVESTMENTS — 0.2%(c).	2,485,938	3,243,476
	TOTAL INVESTMENTS — 100.1%	$565,085,574	1,957,952,034

	Other Assets and Liabilities (Net) — (0.1)%		(2,201,196)
	NET ASSETS — 100.0%		$1,955,750,838

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security is valued under procedures adopted by the Board of Trustees and is classified as Level 3 in the fair value hierarchy.

(c)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

ADR	American Depositary Receipt

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

 6

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	May 28, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	May 28, 2021

* Print the name and title of each signing officer under his or her signature.